UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2017

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2017

Annual Report

Deutsche Investments VIT Funds

Deutsche Small Cap Index VIP

Contents

3	Performance Summary
4	Management Summary
5	Portfolio Summary
6	Investment Portfolio
26	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets
28	Financial Highlights
29	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Information About Your Fund’s Expenses
37	Tax Information
37	Proxy Voting
38	Advisory Agreement Board Considerations and Fee Evaluation
41	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche Small Cap Index VIP

Performance Summary	December 31, 2017 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn’t reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2017 are 0.53% and 0.78% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results (as of December 31, 2017)

Deutsche Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,433	$13,201	$19,169	$22,449
	Average annual total return	14.33%	9.70%	13.90%	8.42%
Russell 2000 Index	Growth of $10,000	$11,465	$13,294	$19,358	$23,054
	Average annual total return	14.65%	9.96%	14.12%	8.71%

Deutsche Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,403	$13,096	$18.923	$21,883
	Average annual total return	14.03%	9.41%	13.61%	8.15%
Russell 2000 Index	Growth of $10,000	$11,465	$13,294	$19,358	$23,054
	Average annual total return	14.65%	9.96%	14.12%	8.71%

The growth of $10,000 is cumulative.

Deutsche Small Cap Index VIP	|	3

Management Summary	December 31, 2017 (Unaudited)

For the 12 months ended December 31, 2017, the Fund returned 14.33% (Class A shares, unadjusted for contract charges), compared with the 14.65% return of the Russell 2000® Index.

The 12-month period began with investors expressing anxiety about policy changes in Washington, D.C., but following the presidential inauguration, cyclical stocks began a sustained rally. Investors became more confident that the U.S. economy would enjoy even stronger growth as a result of the new administration’s political agenda consisting of tax reform, health care overhaul, deregulation and infrastructure spending. In the second quarter, investors showed signs of reduced risk appetite, as defensive market sectors outperformed cyclicals, growth stocks outperformed value stocks, the yield curve flattened and commodity prices fell. During the summer, the U.S. economy continued to sustain positive momentum, with labor markets near full employment and inflation below expectations, though the economy was negatively impacted by major hurricanes. During the fourth quarter, investors increased exposure to sectors that had lagged: Energy, consumer staples and consumer discretionary stocks led small caps higher, while telecommunication services, real estate and information technology stocks trailed. Growth stocks outperformed value stocks during the fourth quarter, while equity market volatility remained at historically low levels.

To attempt to match the risk and return characteristics of the Russell 2000 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as “optimization.” This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics closely match those of the securities in the Russell 2000 Index without purchasing all of the stocks in the index. Going forward, we will continue to seek returns that approximate those of the index.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future fund holdings are subject to risk.

Terms to Know

The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

4	|	Deutsche Small Cap Index VIP

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/17	12/31/16
Common Stocks	98%	98%
Cash Equivalents	2%	2%
Government & Agency Obligations	0%	0%
	100%	100%
Sector Diversification (As a % of Common Stocks, Rights and Warrants)	12/31/17	12/31/16
Financials	18%	20%
Information Technology	17%	17%
Health Care	15%	12%
Industrials	15%	14%
Consumer Discretionary	12%	12%
Real Estate	7%	8%
Materials	5%	5%
Energy	4%	4%
Utilities	3%	4%
Consumer Staples	3%	3%
Telecommunication Services	1%	1%
Total	100%	100%

Ten Largest Holdings (2.9% of Net Assets)
1	Nektar Therapeutics	0.4%
	Provider of pharmaceutical drug delivery technologies
2	Bluebird Bio, Inc	0.4%
	Provides biotechnological products and services
3	Sage Therapeutics, Inc.	0.3%
	Develops treatment for central nervous system disorders
4	Exact Sciences Corp.	0.3%
	Focused on developing and commercializing a non-invasive molecular screening test for the early detection and prevention of colorectal cancer
5	GrubHub, Inc.	0.3%
	Operates an online and mobile platform for restaurants pick-up and delivery orders
6	Knight-Swift Transportation Holdings, Inc.	0.3%
	Provides transportation and logistics services
7	Catalent, Inc.	0.3%
	Provides delivery technologies and development solutions for drugs, biologics and consumer health products
8	Curtiss-Wright Corp.	0.2%
	Producer of precision component for aerospace, industrial and marine companies
9	EPAM Systems, Inc.	0.2%
	Provides software development services
10	Sterling Bancorp.	0.2%
	Provides clients with a full range of depository and cash management services

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 6.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund’s current prospectus for more information.

Deutsche Small Cap Index VIP	|	5

Investment Portfolio	December 31, 2017

	Shares	Value ($)
Common Stocks 97.9%
Consumer Discretionary 12.1%
Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	18,357	312,620
Cooper Tire & Rubber Co.	9,514	336,320
Cooper-Standard Holdings, Inc.*	3,185	390,162
Dana, Inc.	26,855	859,629
Dorman Products, Inc.*	4,977	304,294
Fox Factory Holding Corp.*	6,526	253,535
Gentherm, Inc.*	6,693	212,503
Horizon Global Corp.*	4,393	61,590
LCI Industries	4,451	578,630
Modine Manufacturing Co.*	8,935	180,487
Motorcar Parts of America, Inc.*	3,422	85,516
Shiloh Industries, Inc.*	2,687	22,033
Standard Motor Products, Inc.	3,911	175,643
Stoneridge, Inc.*	4,854	110,962
Superior Industries International, Inc.	4,559	67,701
Tenneco, Inc.	9,441	552,676
Tower International, Inc.	3,536	108,025
VOXX International Corp.*	3,887	21,767

		4,634,093

Automobiles 0.1%
Winnebago Industries, Inc.	5,861	325,872

Distributors 0.1%
Core-Mark Holding Co., Inc.	8,376	264,514
Funko, Inc. “A”* (a)	1,898	12,622
Weyco Group, Inc.	1,254	37,269

		314,405

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.*	11,124	467,764
American Public Education, Inc.*	2,844	71,242
Ascent Capital Group, Inc. “A”*	1,939	22,279
Bridgepoint Education, Inc.*	3,192	26,494
Cambium Learning Group, Inc.*	2,305	13,092
Capella Education Co.	2,088	161,611
Career Education Corp.*	12,158	146,869
Carriage Services, Inc.	2,598	66,795
Chegg, Inc.*	17,513	285,812
Collectors Universe, Inc.	1,342	38,435
Grand Canyon Education, Inc.*	8,652	774,613
Houghton Mifflin Harcourt Co.*	19,240	178,932
K12, Inc.*	7,173	114,051
Laureate Education, Inc. “A”*	10,231	138,732
Liberty Tax, Inc.	1,055	11,605
Regis Corp.*	6,416	98,550
Sotheby’s*	7,027	362,593
Strayer Education, Inc.	1,993	178,533
Weight Watchers International, Inc.* (a)	5,210	230,699

		3,388,701

Hotels, Restaurants & Leisure 3.2%
Belmond Ltd. “A”*	16,719	204,808
Biglari Holdings, Inc.*	196	81,222
BJ’s Restaurants, Inc.	3,693	134,425
Bloomin’ Brands, Inc.	17,100	364,914

	Shares	Value ($)
Bojangles’, Inc.*	3,374	39,813
Boyd Gaming Corp.	15,355	538,193
Brinker International, Inc.	8,588	333,558
Buffalo Wild Wings, Inc.*	2,853	446,067
Caesars Entertainment Corp.*	25,058	316,984
Carrols Restaurant Group, Inc.*	6,649	80,785
Century Casinos, Inc.*	4,055	37,022
Churchill Downs, Inc.	2,477	576,398
Chuy’s Holdings, Inc.*	3,006	84,318
Cracker Barrel Old Country Store, Inc. (a)	3,549	563,901
Dave & Buster’s Entertainment, Inc.*	7,604	419,513
Del Frisco’s Restaurant Group, Inc.*	4,025	61,381
Del Taco Restaurants, Inc.*	5,777	70,017
Denny’s Corp.*	11,583	153,359
DineEquity, Inc.	3,098	157,162
Drive Shack, Inc.*	10,858	60,045
El Pollo Loco Holdings, Inc.*	3,848	38,095
Eldorado Resorts, Inc.*	8,589	284,725
Empire Resorts, Inc.*	587	15,849
Fiesta Restaurant Group, Inc.*	4,820	91,580
Fogo De Chao, Inc.* (a)	1,840	21,344
Golden Entertainment, Inc.*	1,959	63,961
ILG, Inc.	19,552	556,841
Inspired Entertainment, Inc.*	790	7,742
International Speedway Corp. “A”	4,403	175,460
J. Alexander’s Holdings, Inc.*	2,340	22,698
Jack in the Box, Inc.	5,420	531,756
La Quinta Holdings, Inc.*	15,246	281,441
Lindblad Expeditions Holdings, Inc.*	3,938	38,553
Marcus Corp.	3,511	96,026
Marriott Vacations Worldwide Corp.	3,935	532,051
Monarch Casino & Resort, Inc.*	1,957	87,713
Nathan’s Famous, Inc.	487	36,768
Noodles & Co.* (a)	2,106	11,057
Papa John’s International, Inc.	4,798	269,216
Penn National Gaming, Inc.*	15,527	486,461
Pinnacle Entertainment, Inc.*	9,726	318,332
Planet Fitness, Inc. “A”*	15,998	554,011
Potbelly Corp.*	3,907	48,056
RCI Hospitality Holdings, Inc.	1,779	49,776
Red Lion Hotels Corp.*	2,685	26,447
Red Robin Gourmet Burgers, Inc.*	2,334	131,638
Red Rock Resorts, Inc. “A”	12,708	428,768
Ruth’s Hospitality Group, Inc.	5,585	120,915
Scientific Games Corp. “A”*	9,841	504,843
SeaWorld Entertainment, Inc.*	12,534	170,086
Shake Shack, Inc. “A”* (a)	4,134	178,589
Sonic Corp. (a)	7,062	194,064
Speedway Motorsports, Inc.	2,192	41,363
Texas Roadhouse, Inc.	12,325	649,281
The Cheesecake Factory, Inc. (a)	7,908	381,007
The Habit Restaurants, Inc. “A”* (a)	3,936	37,589
Wingstop, Inc.	5,352	208,621
Zoe’s Kitchen, Inc.* (a)	3,397	56,798

		12,473,406

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Household Durables 1.4%
AV Homes, Inc.*	2,197	36,580
Bassett Furniture Industries, Inc.	1,910	71,816
Beazer Homes U.S.A., Inc.*	5,559	106,788
Cavco Industries, Inc.*	1,559	237,903
Century Communities, Inc.*	3,499	108,819
CSS Industries, Inc.	1,699	47,283
Ethan Allen Interiors, Inc.	4,603	131,646
Flexsteel Industries, Inc.	1,324	61,937
GoPro, Inc. “A”* (a)	19,847	150,242
Green Brick Partners, Inc.*	4,496	50,805
Hamilton Beach Brands Holding Co. “B”	833	21,400
Helen of Troy Ltd.*	4,986	480,401
Hooker Furniture Corp.	2,003	85,027
Hovnanian Enterprises, Inc. “A”*	22,782	76,320
Installed Building Products, Inc.*	4,011	304,635
iRobot Corp.*	4,911	376,674
KB HOME	15,751	503,245
La-Z-Boy, Inc.	8,871	276,775
LGI Homes, Inc.* (a)	3,172	237,995
Libbey, Inc.	4,384	32,968
Lifetime Brands, Inc.	1,604	26,466
M.D.C. Holdings, Inc.	8,190	261,086
M/I Homes, Inc.*	4,941	169,970
Meritage Homes Corp.*	7,159	366,541
New Home Co., Inc.*	2,265	28,380
PICO Holdings, Inc.*	4,104	52,531
TopBuild Corp.*	6,545	495,718
TRI Pointe Group, Inc.*	27,476	492,370
Universal Electronics, Inc.*	2,616	123,606
William Lyon Homes “A”*	5,038	146,505
ZAGG, Inc.*	4,860	89,667

		5,652,099

Internet & Direct Marketing Retail 0.4%
1-800 FLOWERS.COM, Inc. “A”*	5,129	54,880
Duluth Holdings, Inc. “B”* (a)	1,818	32,451
FTD Companies, Inc.*	3,052	21,944
Gaia, Inc.*	1,420	17,608
Groupon, Inc.*	62,343	317,949
Lands’ End, Inc.* (a)	2,586	50,556
Liberty TripAdvisor Holdings, Inc. “A”*	13,338	125,711
NutriSystem, Inc.	5,444	286,354
Overstock.com, Inc.* (a)	3,085	197,132
PetMed Express, Inc.	3,573	162,572
Shutterfly, Inc.*	6,067	301,833

		1,568,990

Leisure Products 0.3%
Acushnet Holdings Corp.	5,815	122,580
American Outdoor Brands Corp.* (a)	10,022	128,682
Callaway Golf Co.	17,132	238,649
Clarus Corp.*	3,982	31,259
Escalade, Inc.	1,919	23,604
Johnson Outdoors, Inc. “A”	841	52,217
Malibu Boats, Inc. “A”*	3,886	115,531
Marine Products Corp.	1,235	15,734
MCBC Holdings, Inc.*	3,545	78,770
Nautilus, Inc.*	5,610	74,893
Sturm, Ruger & Co., Inc. (a)	3,100	173,135
Vista Outdoor, Inc.*	10,633	154,923

		1,209,977

	Shares	Value ($)
Media 1.4%
AMC Entertainment Holdings, Inc. “A” (a)	10,033	151,498
Beasley Broadcast Group, Inc. “A”	957	12,824
Central European Media Enterprises Ltd. “A”* (a)	14,437	67,132
Clear Channel Outdoor Holdings, Inc. “A”	7,029	32,333
Daily Journal Corp.*	204	46,965
Emerald Expositions Events, Inc.	3,434	69,848
Entercom Communications Corp. “A”	23,573	254,588
Entravision Communications Corp. “A”	12,382	88,531
Eros International PLC* (a)	4,818	46,494
Gannett Co., Inc.	20,714	240,075
Global Eagle Entertainment, Inc.* (a)	9,108	20,857
Gray Television, Inc.*	11,562	193,664
Hemisphere Media Group, Inc.*	2,495	28,817
IMAX Corp.*	10,254	237,380
Liberty Media Corp.-Liberty Braves “A”*	1,750	38,588
Liberty Media Corp.-Liberty Braves “C”*	6,424	142,741
Loral Space & Communications, Inc.*	2,415	106,381
MDC Partners, Inc. “A”*	10,611	103,457
Meredith Corp.	7,346	485,203
MSG Networks, Inc. “A”*	10,916	221,049
National CineMedia, Inc.	10,959	75,179
New Media Investment Group, Inc.	9,351	156,910
New York Times Co. “A”	23,328	431,568
Nexstar Media Group, Inc. “A”	8,072	631,230
Reading International, Inc. “A”*	3,089	51,586
Saga Communications, Inc. “A”	704	28,477
Salem Media Group, Inc.	2,108	9,486
Scholastic Corp.	5,135	205,965
Sinclair Broadcast Group, Inc. “A”	13,147	497,614
The E.W. Scripps Co. “A”*	10,560	165,053
Time, Inc.	18,425	339,941
Townsquare Media, Inc. “A”*	1,342	10,307
tronc, Inc.*	3,837	67,493
WideOpenWest, Inc.*	4,040	42,703
World Wrestling Entertainment, Inc. “A”	7,071	216,231

		5,518,168

Multiline Retail 0.3%
Big Lots, Inc.	7,846	440,553
Dillard’s, Inc. “A” (a)	2,539	152,467
Fred’s, Inc. “A” (a)	7,046	28,536
J.C. Penney Co., Inc.* (a)	55,928	176,732
Ollie’s Bargain Outlet Holdings, Inc.*	8,811	469,186
Sears Holdings Corp.* (a)	2,132	7,633

		1,275,107

Specialty Retail 2.1%
Aaron’s, Inc.	11,587	461,742
Abercrombie & Fitch Co. “A”	12,671	220,856
America’s Car-Mart, Inc.*	1,308	58,402
American Eagle Outfitters, Inc.	30,004	564,075
Asbury Automotive Group, Inc.*	3,456	221,184

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	7

	Shares	Value ($)
Ascena Retail Group, Inc.*	30,914	72,648
At Home Group, Inc.*	981	29,813
Barnes & Noble Education, Inc.*	6,663	54,903
Barnes & Noble, Inc.	11,455	76,748
Big 5 Sporting Goods Corp. (a)	4,080	31,008
Boot Barn Holdings, Inc.*	2,366	39,299
Build-A-Bear Workshop, Inc.*	2,399	22,071
Caleres, Inc.	7,724	258,600
Camping World Holdings, Inc. “A”	5,826	260,597
Carvana Co.*	2,647	50,611
Cato Corp. “A”	4,480	71,322
Chico’s FAS, Inc.	23,777	209,713
Citi Trends, Inc.	2,415	63,901
Conn’s, Inc.* (a)	3,527	125,385
DSW, Inc. “A”	12,055	258,098
Express, Inc.*	14,187	143,998
Five Below, Inc.*	9,914	657,496
Francesca’s Holdings Corp.*	7,330	53,582
Genesco, Inc.*	3,656	118,820
GNC Holdings, Inc. “A”* (a)	12,200	45,018
Group 1 Automotive, Inc.	3,651	259,111
Guess?, Inc.	11,160	188,381
Haverty Furniture Companies, Inc.	3,391	76,806
Hibbett Sports, Inc.*	3,751	76,520
J. Jill, Inc.* (a)	2,284	17,815
Kirkland’s, Inc.*	2,658	31,803
Lithia Motors, Inc. “A”	4,354	494,571
Lumber Liquidators Holdings, Inc.*	5,274	165,551
MarineMax, Inc.*	4,156	78,548
Monro, Inc.	5,820	331,449
National Vision Holdings, Inc.*	3,352	136,125
Office Depot, Inc.	93,049	329,393
Party City Holdco, Inc.* (a)	5,105	71,215
Pier 1 Imports, Inc.	15,353	63,561
Rent-A-Center, Inc. (a)	7,645	84,859
RH*	3,701	319,063
Shoe Carnival, Inc.	2,252	60,241
Sleep Number Corp.*	7,205	270,836
Sonic Automotive, Inc. “A”	4,553	84,003
Sportsman’s Warehouse Holdings, Inc.* (a)	7,052	46,614
Tailored Brands, Inc.	8,991	196,274
The Buckle, Inc. (a)	5,362	127,347
The Children’s Place, Inc.	3,156	458,725
The Container Store Group, Inc.* (a)	2,885	13,675
The Finish Line, Inc. “A”	7,460	108,394
Tile Shop Holdings, Inc.	7,594	72,902
Tilly’s, Inc. “A”	2,563	37,830
Vitamin Shoppe, Inc.*	3,930	17,292
Winmark Corp.	389	50,337
Zumiez, Inc.*	3,270	68,098

		8,507,229

Textiles, Apparel & Luxury Goods 0.8%
Columbia Sportswear Co.	5,366	385,708
Crocs, Inc.*	12,760	161,286
Culp, Inc.	2,036	68,206
Deckers Outdoor Corp.*	5,769	462,962
Delta Apparel, Inc.*	1,344	27,149
Fossil Group, Inc.* (a)	8,412	65,361
G-III Apparel Group Ltd.*	8,012	295,563
Iconix Brand Group, Inc.*	9,847	12,703

	Shares	Value ($)
Movado Group, Inc.	2,815	90,643
Oxford Industries, Inc.	3,048	229,179
Perry Ellis International, Inc.*	2,456	61,498
Sequential Brands Group, Inc.*	7,443	13,249
Steven Madden Ltd.*	10,803	504,500
Superior Uniform Group, Inc.	1,638	43,751
Unifi, Inc.*	2,753	98,750
Vera Bradley, Inc.*	3,486	42,460
Wolverine World Wide, Inc.	17,260	550,249

		3,113,217

Consumer Staples 2.7%
Beverages 0.2%
Boston Beer Co., Inc. “A”*	1,533	292,956
Castle Brands, Inc.* (a)	16,961	20,692
Coca-Cola Bottling Co. Consolidated	857	184,478
Craft Brew Alliance, Inc.*	2,155	41,376
MGP Ingredients, Inc.	2,392	183,897
National Beverage Corp.	2,172	211,640
Primo Water Corp.*	4,652	58,476

		993,515

Food & Staples Retailing 0.5%
Ingles Markets, Inc. “A”	2,669	92,347
Natural Grocers by Vitamin Cottage, Inc.*	1,700	15,181
Performance Food Group Co.*	16,643	550,883
PriceSmart, Inc.	4,068	350,255
Smart & Final Stores, Inc.*	4,309	36,842
SpartanNash Co.	6,576	175,448
SUPERVALU, Inc.*	6,925	149,580
The Andersons, Inc.	5,012	156,124
The Chefs’ Warehouse, Inc.*	3,407	69,843
United Natural Foods, Inc.*	9,355	460,921
Village Super Market, Inc. “A”	1,478	33,891
Weis Markets, Inc.	1,762	72,929

		2,164,244

Food Products 1.3%
Alico, Inc.	689	20,326
Amplify Snack Brands, Inc.*	6,587	79,110
B&G Foods, Inc. (a)	12,147	426,967
Bob Evans Farms, Inc.	3,665	288,875
Cal-Maine Foods, Inc.* (a)	5,282	234,785
Calavo Growers, Inc.	2,922	246,617
Darling Ingredients, Inc.*	30,150	546,620
Dean Foods Co.	16,420	189,815
Farmer Brothers Co.*	1,669	53,658
Fresh Del Monte Produce, Inc.	6,031	287,498
Freshpet, Inc.* (a)	4,690	88,876
Hostess Brands, Inc.*	14,854	219,988
J & J Snack Foods Corp.	2,768	420,265
John B. Sanfilippo & Son, Inc.	1,548	97,911
Lancaster Colony Corp.	3,478	449,392
Landec Corp.*	4,825	60,795
Lifeway Foods, Inc.*	911	7,288
Limoneira Co.	2,309	51,722
Sanderson Farms, Inc.	3,707	514,457
Seneca Foods Corp. “A”*	1,204	37,023
Snyder’s-Lance, Inc.	15,864	794,469
Tootsie Roll Industries, Inc. (a)	3,035	110,474

		5,226,931

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Household Products 0.3%
Central Garden & Pet Co.*	1,917	74,610
Central Garden & Pet Co. “A”*	6,399	241,306
HRG Group, Inc.*	21,877	370,815
Oil-Dri Corp. of America	930	38,595
Orchids Paper Products Co. (a)	1,743	22,310
WD-40 Co.	2,517	297,006

		1,044,642

Personal Products 0.2%
elf Beauty, Inc.* (a)	3,682	82,145
Inter Parfums, Inc.	3,248	141,126
Medifast, Inc.	1,928	134,594
Natural Health Trends Corp.	1,400	21,266
Nature’s Sunshine Products, Inc.	2,168	25,040
Revlon, Inc. “A”*	2,276	49,617
USANA Health Sciences, Inc.*	2,093	154,987

		608,775

Tobacco 0.2%
Turning Point Brands, Inc.	1,127	23,814
Universal Corp.	4,537	238,192
Vector Group Ltd. (a)	17,969	402,146

		664,152

Energy 3.9%
Energy Equipment & Services 1.5%
Archrock, Inc.	13,164	138,222
Basic Energy Services, Inc.*	3,061	71,842
Bristow Group, Inc.	5,821	78,409
C&J Energy Services, Inc.*	8,512	284,897
CARBO Ceramics, Inc.* (a)	4,518	45,993
Diamond Offshore Drilling, Inc.* (a)	11,886	220,961
Dril-Quip, Inc.*	7,004	334,091
Ensco PLC “A” (a)	78,925	466,447
Era Group, Inc.*	3,331	35,808
Exterran Corp.*	6,016	189,143
Fairmount Santrol Holdings, Inc.*	28,066	146,785
Forum Energy Technologies, Inc.*	14,895	231,617
Frank’s International NV (a)	9,679	64,365
Geospace Technologies Corp.*	2,477	32,127
Gulf Island Fabrication, Inc.	2,658	35,684
Helix Energy Solutions Group, Inc.*	26,219	197,691
Independence Contract Drilling, Inc.*	5,722	22,773
Keane Group, Inc.*	7,375	140,199
Key Energy Services, Inc.*	2,009	23,686
Mammoth Energy Services, Inc.*	1,403	27,541
Matrix Service Co.*	4,629	82,396
McDermott International, Inc.*	52,403	344,812
Natural Gas Services Group*	2,293	60,077
NCS Multistage Holdings, Inc.*	2,143	31,588
Newpark Resources, Inc.*	15,506	133,352
Noble Corp. PLC*	45,106	203,879
Nordic American Offshore Ltd.	1	1
Oil States International, Inc.*	9,323	263,841
Parker Drilling Co.*	22,371	22,371
PHI, Inc. (Non Voting)*	2,151	24,887
Pioneer Energy Services Corp.*	14,307	43,636
ProPetro Holding Corp.*	10,509	211,861
Ranger Energy Services, Inc.* (a)	1,130	10,430
RigNet, Inc.*	2,305	34,460
Rowan Companies PLC “A”*	21,553	337,520

	Shares	Value ($)
SEACOR Holdings, Inc.*	2,960	136,811
SEACOR Marine Holdings, Inc.*	3,220	37,674
Select Energy Services, Inc. “A”* (a)	4,946	90,215
Smart Sand, Inc.*	4,246	36,770
Solaris Oilfield Infrastructure, Inc. “A”*	3,223	69,004
Superior Energy Services, Inc.*	27,898	268,658
TETRA Technologies, Inc.*	21,947	93,714
U.S. Silica Holdings, Inc.	14,937	486,349
Unit Corp.*	9,493	208,846
Willbros Group, Inc.*	8,232	11,689

		6,033,122

Oil, Gas & Consumable Fuels 2.4%
Abraxas Petroleum Corp.*	28,269	69,542
Adams Resources & Energy, Inc.	426	18,531
Approach Resources, Inc.* (a)	8,431	24,956
Arch Coal, Inc. “A” (a)	3,555	331,184
Ardmore Shipping Corp.*	5,580	44,640
Bill Barrett Corp.*	13,030	66,844
Bonanza Creek Energy, Inc.*	3,653	100,786
California Resources Corp.* (a)	7,825	152,118
Callon Petroleum Co.*	36,759	446,622
Carrizo Oil & Gas, Inc.*	14,152	301,155
Clean Energy Fuels Corp.*	26,630	54,059
Cloud Peak Energy, Inc.*	12,659	56,333
Contango Oil & Gas Co.*	4,447	20,945
CVR Energy, Inc. (a)	2,802	104,346
Delek U.S. Holdings, Inc.	14,223	496,952
Denbury Resources, Inc.*	75,052	165,865
DHT Holdings, Inc.	15,093	54,184
Dorian LPG Ltd.*	3,859	31,721
Earthstone Energy, Inc. “A”*	4,492	47,750
Eclipse Resources Corp.*	17,048	40,915
Energy XXI Gulf Coast, Inc.*	5,756	33,039
EP Energy Corp. “A”* (a)	7,346	17,337
Evolution Petroleum Corp.	4,661	31,928
Frontline Ltd.	14,270	65,499
GasLog Ltd.	7,328	163,048
Gastar Exploration, Inc.* (a)	34,037	35,739
Gener8 Maritime, Inc.*	9,209	60,964
Golar LNG Ltd. (a)	17,569	523,732
Green Plains, Inc.	7,287	122,786
Halcon Resources Corp.*	23,608	178,713
Hallador Energy Co.	3,139	19,117
International Seaways, Inc.*	5,232	96,583
Isramco, Inc.*	96	10,046
Jagged Peak Energy, Inc.* (a)	10,410	164,270
Jones Energy, Inc. “A”* (a)	6,383	7,021
Lilis Energy, Inc.* (a)	8,332	42,577
Matador Resources Co.*	17,966	559,282
Midstates Petroleum Co., Inc.*	2,225	36,890
NACCO Industries, Inc. “A”	833	31,362
Navios Maritime Acquisition Corp.	15,053	16,709
Nordic American Tankers Ltd.	19,172	47,163
Oasis Petroleum, Inc.*	49,285	414,487
Overseas Shipholding Group, Inc. “A”*	7,618	20,873
Pacific Ethanol, Inc.*	8,033	36,550
Panhandle Oil & Gas, Inc. “A”	2,713	55,752
Par Pacific Holdings, Inc.*	5,862	113,019
PDC Energy, Inc.*	12,125	624,922
Peabody Energy Corp.*	12,316	484,881

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	9

	Shares	Value ($)
Penn Virginia Corp.*	2,532	99,027
Renewable Energy Group, Inc.*	7,073	83,461
Resolute Energy Corp.* (a)	3,880	122,104
REX American Resources Corp.*	1,060	87,757
Ring Energy, Inc.*	9,417	130,896
Rosehill Resources, Inc.*	866	6,807
Sanchez Energy Corp.* (a)	12,794	67,936
SandRidge Energy, Inc.* (a)	6,313	133,015
Scorpio Tankers, Inc.	44,242	134,938
SemGroup Corp. “A”	12,356	373,151
Ship Finance International Ltd.	11,069	171,569
SilverBow Resources, Inc.*	1,365	40,568
SRC Energy, Inc.*	42,925	366,150
Stone Energy Corp.*	3,458	111,209
Teekay Corp. (a)	9,951	92,743
Teekay Tankers Ltd. “A” (a)	37,810	52,934
Tellurian, Inc.* (a)	10,789	105,085
Ultra Petroleum Corp.*	35,916	325,399
Uranium Energy Corp.*	26,552	46,997
W&T Offshore, Inc.*	18,318	60,633
Westmoreland Coal Co.*	3,686	4,460
WildHorse Resource Development Corp.* (a)	8,966	165,064

		9,425,640

Financials 17.5%
Banks 10.0%
1st Source Corp.	2,954	146,075
Access National Corp.	2,773	77,200
ACNB Corp.	1,136	33,569
Allegiance Bancshares, Inc.*	2,080	78,312
American National Bankshares, Inc.	1,484	56,837
Ameris Bancorp.	6,741	324,916
Ames National Corp. (a)	1,604	44,671
Arrow Financial Corp.	2,071	70,310
Atlantic Capital Bancshares, Inc.*	3,604	63,430
Banc of California, Inc.	7,972	164,622
BancFirst Corp.	3,032	155,087
Banco Latinoamericano de Comercio Exterior SA “E”	5,479	147,385
BancorpSouth Bank	15,822	497,602
Bank of Commerce Holdings	3,002	34,523
Bank of Marin Bancorp.	1,249	84,932
Bank of NT Butterfield & Son Ltd.	9,910	359,634
Bankwell Financial Group, Inc.	1,086	37,293
Banner Corp.	6,051	333,531
Bar Harbor Bankshares	2,790	75,358
BCB Bancorp., Inc.	2,382	34,539
Berkshire Hills Bancorp., Inc.	7,355	269,193
Blue Hills Bancorp., Inc.	4,200	84,420
Boston Private Financial Holdings, Inc.	15,443	238,594
Bridge Bancorp., Inc.	3,470	121,450
Brookline Bancorp., Inc.	13,959	219,156
Bryn Mawr Bank Corp.	3,493	154,391
Byline Bancorp., Inc.*	1,263	29,011
C&F Financial Corp.	613	35,554
Cadence BanCorp.*	3,703	100,425
Camden National Corp.	2,890	121,756
Capital City Bank Group, Inc.	2,067	47,417
Capstar Financial Holdings, Inc.*	1,690	35,101
Carolina Financial Corp.	3,518	130,694
Cathay General Bancorp.	13,994	590,127

	Shares	Value ($)
CBTX, Inc. (a)	524	15,542
CenterState Bank Corp.	9,790	251,897
Central Pacific Financial Corp.	5,454	162,693
Central Valley Community Bancorp.	1,694	34,185
Century Bancorp., Inc. “A”	543	42,490
Chemical Financial Corp.	13,048	697,677
Chemung Financial Corp.	597	28,716
Citizens & Northern Corp.	2,050	49,200
City Holding Co.	2,779	187,499
Civista Bancshares, Inc.	1,923	42,306
CNB Financial Corp.	2,655	69,667
CoBiz Financial, Inc.	7,133	142,589
Codorus Valley Bancorp., Inc.	1,615	44,461
Columbia Banking System, Inc.	13,220	574,277
Community Bank System, Inc.	9,012	484,395
Community Bankers Trust Corp.*	4,167	33,961
Community Financial Corp. (a)	774	29,644
Community Trust Bancorp., Inc.	2,772	130,561
ConnectOne Bancorp., Inc.	5,588	143,891
County Bancorp., Inc.	914	27,201
Customers Bancorp., Inc.*	5,200	135,148
CVB Financial Corp.	18,942	446,274
DNB Financial Corp.	610	20,557
Eagle Bancorp., Inc.*	5,828	337,441
Enterprise Bancorp., Inc.	1,606	54,684
Enterprise Financial Services Corp.	4,058	183,219
Equity Bancshares, Inc. “A”*	2,074	73,440
Evans Bancorp., Inc.	898	37,626
Farmers & Merchants Bancorp., Inc.	1,536	62,669
Farmers Capital Bank Corp.	1,329	51,166
Farmers National Banc Corp.	4,719	69,605
FB Financial Corp.*	2,304	96,745
FCB Financial Holdings, Inc. “A”*	6,735	342,138
Fidelity Southern Corp.	4,172	90,950
Financial Institutions, Inc.	2,744	85,338
First BanCorp.*	35,085	178,933
First BanCorp. — North Carolina	5,122	180,858
First Bancorp., Inc.	1,889	51,437
First Bancshares, Inc. (a)	1,898	64,912
First Busey Corp.	7,680	229,939
First Business Financial Services, Inc.	1,532	33,888
First Citizens BancShares, Inc. “A”	1,361	548,483
First Commonwealth Financial Corp.	18,029	258,175
First Community Bancshares, Inc.	3,064	88,029
First Connecticut Bancorp, Inc.	2,610	68,251
First Financial Bancorp.	11,377	299,784
First Financial Bankshares, Inc.	11,620	523,481
First Financial Corp. — Indiana	1,903	86,301
First Financial Northwest, Inc.	1,664	25,809
First Foundation, Inc.*	5,595	103,731
First Guaranty Bancshares, Inc. (a)	844	21,100
First Horizon National Corp.	2	34
First Internet Bancorp.	1,465	55,890
First Interstate BancSystem, Inc. “A”	4,833	193,562
First Merchants Corp.	7,527	316,586
First Mid-Illinois Bancshares, Inc.	1,759	67,792
First Midwest Bancorp., Inc.	18,687	448,675
First Northwest Bancorp.*	1,649	26,879

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
First of Long Island Corp.	4,471	127,423
Flushing Financial Corp.	5,045	138,737
FNB Bancorp.	1,037	37,840
Franklin Financial Network, Inc.*	2,199	74,986
Fulton Financial Corp.	31,477	563,438
German American Bancorp., Inc.	3,845	135,844
Glacier Bancorp., Inc.	14,408	567,531
Great Southern Bancorp., Inc.	2,035	105,108
Great Western Bancorp., Inc.	10,995	437,601
Green Bancorp., Inc.*	3,938	79,941
Guaranty Bancorp.	4,480	123,872
Guaranty Bancshares, Inc.	390	11,954
Hancock Holding Co.	15,526	768,537
Hanmi Financial Corp.	5,845	177,396
HarborOne Bancorp., Inc.*	2,370	45,409
Heartland Financial U.S.A., Inc.	4,454	238,957
Heritage Commerce Corp.	6,507	99,687
Heritage Financial Corp.	5,366	165,273
Hilltop Holdings, Inc.	13,633	345,324
Home Bancshares, Inc.	28,974	673,645
HomeTrust Bancshares, Inc.*	3,166	81,524
Hope Bancorp., Inc.	23,727	433,018
Horizon Bancorp.	4,269	118,678
Howard Bancorp., Inc.*	1,718	37,796
IBERIABANK Corp.	9,333	723,307
Independent Bank Corp./Michigan	3,798	84,885
Independent Bank Corp./Massachusetts	4,959	346,386
Independent Bank Group, Inc.	3,266	220,782
International Bancshares Corp.	10,118	401,685
Investar Holding Corp.	1,595	38,439
Investors Bancorp., Inc.	47,878	664,547
Lakeland Bancorp., Inc.	8,201	157,869
Lakeland Financial Corp.	4,399	213,308
LCNB Corp.	1,677	34,295
LegacyTexas Financial Group, Inc.	8,689	366,763
Live Oak Bancshares, Inc.	4,338	103,461
Macatawa Bank Corp.	4,982	49,820
MainSource Financial Group, Inc.	4,503	163,504
MB Financial, Inc.	14,913	663,927
MBT Financial Corp.	3,340	35,404
Mercantile Bank Corp.	2,987	105,650
Metropolitan Bank Holding Corp.*	665	27,997
Middlefield Banc Corp. (a)	510	24,582
Midland States Bancorp., Inc.	2,726	88,540
MidSouth Bancorp., Inc.	2,780	36,835
MidWestOne Financial Group, Inc.	1,952	65,451
MutualFirst Financial, Inc.	1,043	40,208
National Bank Holdings Corp. “A”	4,560	147,881
National Bankshares, Inc.	1,148	52,177
National Commerce Corp.*	2,228	89,677
NBT Bancorp., Inc.	7,908	291,014
Nicolet Bankshares, Inc.*	1,571	85,997
Northeast Bancorp.	1,409	32,618
Northrim BanCorp., Inc.	1,276	43,193
Norwood Financial Corp.	1,117	36,861
OFG Bancorp.	7,870	73,978
Ohio Valley Banc Corp.	794	32,078
Old Line Bancshares, Inc.	1,592	46,868
Old National Bancorp.	24,560	428,572
Old Point Financial Corp.	706	21,004
Old Second Bancorp., Inc.	5,341	72,905
Opus Bank*	3,747	102,293
Orrstown Financial Services, Inc.	1,404	35,451
Pacific Mercantile Bancorp.*	2,922	25,568

	Shares	Value ($)
Pacific Premier Bancorp., Inc.*	7,293	291,720
Paragon Commercial Corp.*	820	43,632
Park National Corp.	2,427	252,408
Parke Bancorp., Inc.	1,109	22,790
Peapack-Gladstone Financial Corp.	3,070	107,511
Penns Woods Bancorp., Inc.	859	40,012
People’s Utah Bancorp.	2,479	75,114
Peoples Bancorp. of North Carolina, Inc.	907	27,836
Peoples Bancorp., Inc.	2,975	97,044
Peoples Financial Services Corp.	1,190	55,430
Preferred Bank	2,442	143,541
Premier Financial Bancorp., Inc.	1,768	35,501
QCR Holdings, Inc.	2,143	91,828
RBB Bancorp.	723	19,789
Reliant Bancorp., Inc.	1,358	34,819
Renasant Corp.	8,479	346,706
Republic Bancorp., Inc. “A”	1,700	64,634
Republic First Bancorp., Inc.* (a)	8,778	74,174
S&T Bancorp., Inc.	6,297	250,684
Sandy Spring Bancorp., Inc.	4,278	166,928
Seacoast Banking Corp. of Florida*	7,753	195,453
ServisFirst Bancshares, Inc.	8,496	352,584
Shore Bancshares, Inc.	2,371	39,596
Sierra Bancorp.	2,568	68,206
Simmons First National Corp. “A”	7,691	439,156
SmartFinancial, Inc.*	1,390	30,163
South State Corp.	6,740	587,391
Southern First Bancshares, Inc.*	1,263	52,099
Southern National Bancorp. of Virginia, Inc.	4,075	65,322
Southside Bancshares, Inc.	5,010	168,737
State Bank Financial Corp.	6,787	202,524
Sterling Bancorp.	39,397	969,166
Stock Yards Bancorp., Inc.	4,020	151,554
Summit Financial Group, Inc.	1,848	48,639
Sun Bancorp, Inc.	2,044	49,669
Sunshine Bancorp., Inc.*	1,440	33,034
Taylor Morrison Home Corp. “A”*	15,065	368,641
Texas Capital Bancshares, Inc.*	9,181	816,191
The Bancorp., Inc.*	9,338	92,259
Tompkins Financial Corp.	2,660	216,391
TowneBank	10,282	316,171
TriCo Bancshares	3,638	137,735
TriState Capital Holdings, Inc.*	3,977	91,471
Triumph Bancorp., Inc.*	3,260	102,690
Trustmark Corp.	12,482	397,677
Two River Bancorp. (a)	1,405	25,473
UMB Financial Corp.	8,313	597,871
Umpqua Holdings Corp.	40,973	852,238
Union Bankshares Corp.	7,940	287,190
Union Bankshares, Inc. (a)	740	39,183
United Bankshares, Inc.	18,403	639,504
United Community Banks, Inc.	13,705	385,659
United Securities Bancshares	2,548	28,028
Unity Bancorp., Inc.	1,507	29,763
Univest Corp. of Pennsylvania	4,640	130,152
Valley National Bancorp.	48,269	541,578
Veritex Holdings, Inc.*	3,058	84,370
Washington Trust Bancorp., Inc.	2,685	142,976
WashingtonFirst Bankshares, Inc.	1,895	64,923
WesBanco, Inc.	7,702	313,086
West Bancorp.	2,860	71,929

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	11

	Shares	Value ($)
Westamerica Bancorp.	4,667	277,920
Wintrust Financial Corp.	10,234	842,975
Xenith Bankshares, Inc.*	982	33,221

		39,637,454

Capital Markets 1.4%
Arlington Asset Investment Corp. “A” (a)	5,157	60,749
Artisan Partners Asset Management, Inc. “A”	8,383	331,128
Associated Capital Group, Inc. “A”	852	29,053
B. Riley Financial, Inc.	3,626	65,631
Cohen & Steers, Inc.	3,908	184,809
Cowen, Inc.* (a)	4,963	67,745
Diamond Hill Investment Group	576	119,036
Donnelley Financial Solution, Inc.*	6,001	116,959
Evercore, Inc. “A”	7,108	639,720
Financial Engines, Inc.	10,857	328,967
Gain Capital Holdings, Inc.	6,004	60,040
GAMCO Investors, Inc. “A”	830	24,609
Greenhill & Co., Inc.	4,524	88,218
Hamilton Lane, Inc. “A”	2,687	95,093
Houlihan Lokey, Inc.	4,946	224,697
INTL. FCStone, Inc.*	2,705	115,044
Investment Technology Group, Inc.	5,917	113,902
Ladenburg Thalmann Financial Services, Inc.	18,811	59,443
Medley Management, Inc. “A”	1,036	6,734
Moelis & Co. “A”	5,724	277,614
OM Asset Management PLC	13,899	232,808
Oppenheimer Holdings, Inc. “A”	1,682	45,078
Piper Jaffray Companies, Inc.	2,650	228,562
PJT Partners, Inc. “A”	3,391	154,630
Pzena Investment Management, Inc. “A”	2,886	30,794
Safeguard Scientifics, Inc.*	3,689	41,317
Silvercrest Asset Management Group, Inc. “A”	1,334	21,411
Stifel Financial Corp.	12,273	730,980
Value Line, Inc.	416	8,050
Virtu Financial, Inc. “A” (a)	4,784	87,547
Virtus Investment Partners, Inc.	1,291	148,530
Waddell & Reed Financial, Inc. “A”	15,028	335,725
Westwood Holdings Group, Inc.	1,511	100,043
WisdomTree Investments, Inc.	21,392	268,470

		5,443,136

Consumer Finance 0.6%
Elevate Credit, Inc.* (a)	2,807	21,137
Encore Capital Group, Inc.*	4,369	183,935
Enova International, Inc.*	5,887	89,482
EZCORP, Inc. “A”*	9,509	116,010
FirstCash, Inc.	8,508	573,864
Green Dot Corp. “A”*	8,576	516,790
LendingClub Corp.*	60,483	249,795
Nelnet, Inc. “A”	3,528	193,264
PRA Group, Inc.*	8,166	271,111
Regional Management Corp.*	1,955	51,436
World Acceptance Corp.*	1,120	90,406

		2,357,230

	Shares	Value ($)
Diversified Financial Services 0.1%
Cannae Holdings, Inc.*	11,519	196,169
Marlin Business Services Corp.	1,665	37,296
On Deck Capital, Inc.*	9,094	52,199
Tiptree, Inc.	4,087	24,318

		309,982

Insurance 2.3%
Ambac Financial Group, Inc.*	8,512	136,022
American Equity Investment Life Holding Co.	15,894	488,423
AMERISAFE, Inc.	3,568	219,789
AmTrust Financial Services, Inc. (a)	15,970	160,818
Argo Group International Holdings Ltd.	5,275	325,204
Atlas Financial Holdings, Inc.*	1,891	38,860
Baldwin & Lyons, Inc. “B”	1,631	39,062
Blue Capital Reinsurance Holdings Ltd.	1,162	14,002
Citizens, Inc.* (a)	8,810	64,754
CNO Financial Group, Inc.	31,185	769,958
Crawford & Co. “B”	2,268	21,818
Donegal Group, Inc. “A”	1,585	27,421
eHealth, Inc.*	2,860	49,678
EMC Insurance Group, Inc.	1,719	49,318
Employers Holdings, Inc.	5,813	258,097
Enstar Group Ltd.*	2,057	412,943
FBL Financial Group, Inc. “A”	1,831	127,529
Federated National Holding Co.	2,309	38,260
Genworth Financial, Inc. “A”*	92,003	286,129
Global Indemnity Ltd.*	1,546	64,963
Greenlight Capital Re Ltd. “A”*	5,552	111,595
Hallmark Financial Services, Inc.*	2,633	27,462
HCI Group, Inc.	1,541	46,076
Health Insurance Innovations, Inc. “A”* (a)	2,178	54,341
Heritage Insurance Holdings, Inc. (a)	3,984	71,792
Horace Mann Educators Corp.	7,581	334,322
Independence Holding Co.	1,106	30,360
Infinity Property & Casualty Corp.	1,952	206,912
Investors Title Co.	271	53,753
James River Group Holdings Ltd.	4,714	188,607
Kemper Corp.	7,313	503,866
Kingstone Companies, Inc.	1,772	33,314
Kinsale Capital Group, Inc.	2,582	116,190
Maiden Holdings Ltd.	12,537	82,744
MBIA, Inc.* (a)	16,340	119,609
National General Holdings Corp.	9,074	178,213
National Western Life Group, Inc. “A”	417	138,035
Navigators Group, Inc.	3,840	187,008
NI Holdings, Inc.*	2,000	33,960
Primerica, Inc.	8,155	828,140
RLI Corp.	7,153	433,901
Safety Insurance Group, Inc.	2,662	214,025
Selective Insurance Group, Inc.	10,590	621,633
State Auto Financial Corp.	2,960	86,195
Stewart Information Services Corp.	3,842	162,517
Third Point Reinsurance Ltd.*	17,090	250,368
Trupanion, Inc.*	4,007	117,285
United Fire Group, Inc.	3,910	178,218
United Insurance Holdings Corp.	3,929	67,775

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Universal Insurance Holdings, Inc.	5,698	155,840
WMIH Corp.*	38,548	32,731

		9,259,835

Mortgage Real Estate Investment Trusts (REITs) 0.9%
AG Mortgage Investment Trust, Inc.	5,132	97,559
Anworth Mortgage Asset Corp.	18,282	99,454
Apollo Commercial Real Estate Finance, Inc.	19,638	362,321
Ares Commercial Real Estate Corp.	4,697	60,591
ARMOUR Residential REIT, Inc.	7,750	199,330
Capstead Mortgage Corp.	17,208	148,849
Cherry Hill Mortgage Investment Corp.	2,299	41,359
CYS Investments, Inc.	28,170	226,205
Dynex Capital, Inc.	9,564	67,044
Ellington Residential Mortgage REIT (a)	1,635	19,686
Granite Point Mortgage Trust, Inc.	8,014	142,168
Great Ajax Corp.	3,063	42,331
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,399	226,140
Invesco Mortgage Capital, Inc.	20,766	370,258
KKR Real Estate Finance Trust, Inc.	2,024	40,500
Ladder Capital Corp.	14,475	197,294
MTGE Investment Corp.	8,465	156,603
New York Mortgage Trust, Inc.	20,637	127,330
Orchid Island Capital, Inc. (a)	8,260	76,653
Owens Realty Mortgage, Inc.	1,889	30,243
PennyMac Mortgage Investment Trust	11,776	189,240
Redwood Trust, Inc.	14,221	210,755
Resource Capital Corp.	5,725	53,643
Sutherland Asset Management Corp.	3,370	51,056
TPG RE Finance Trust, Inc.	2,119	40,367
Western Asset Mortgage Capital Corp.	7,374	73,371

		3,350,350

Thrifts & Mortgage Finance 2.2%
Bank Mutual Corp.	7,470	79,556
BankFinancial Corp.	2,859	43,857
Bear State Financial, Inc.	4,155	42,506
Beneficial Bancorp., Inc.	12,618	207,566
BofI Holding, Inc.* (a)	10,993	328,691
BSB Bancorp., Inc.*	1,426	41,711
Capitol Federal Financial, Inc.	23,510	315,269
Charter Financial Corp.	2,029	35,589
Clifton Bancorp., Inc.	3,530	60,363
Dime Community Bancshares	5,912	123,856
Entegra Financial Corp.*	1,222	35,744
ESSA Bancorp., Inc.	1,563	24,492
Essent Group Ltd.*	15,001	651,343
Federal Agricultural Mortgage Corp. “C”	1,631	127,609
First Defiance Financial Corp.	1,754	91,155
Flagstar Bancorp., Inc.*	3,857	144,329
Greene County Bancorp., Inc. (a)	571	18,615
Hingham Institution for Savings	235	48,645
Home Bancorp., Inc.	1,083	46,807
HomeStreet, Inc.*	5,012	145,097

	Shares	Value ($)
Impac Mortgage Holdings, Inc.*	1,415	14,376
Kearny Financial Corp.	14,845	214,510
LendingTree, Inc.*	1,169	397,986
Malvern Bancorp., Inc.*	1,245	32,619
Merchants Bancorp.	1,356	26,686
Meridian Bancorp., Inc.	8,666	178,520
Meta Financial Group, Inc.	1,671	154,818
MGIC Investment Corp.*	68,263	963,191
Nationstar Mortgage Holdings, Inc.*	5,559	102,842
NMI Holdings, Inc. “A”*	10,678	181,526
Northfield Bancorp., Inc.	7,864	134,317
Northwest Bancshares, Inc.	17,537	293,394
OceanFirst Financial Corp.	5,720	150,150
Oconee Federal Financial Corp.	333	9,557
Ocwen Financial Corp.*	19,223	60,168
Oritani Financial Corp.	7,312	119,917
PCSB Financial Corp.*	3,499	66,656
PennyMac Financial Services, Inc. “A”*	2,746	61,373
PHH Corp.*	5,908	60,852
Provident Bancorp., Inc.*	835	22,086
Provident Financial Holdings, Inc.	843	15,511
Provident Financial Services, Inc.	11,280	304,222
Prudential Bancorp., Inc.	1,575	27,720
Radian Group, Inc.	39,968	823,740
Riverview Bancorp., Inc.	3,700	32,079
SI Financial Group, Inc.	2,097	30,826
Southern Missouri Bancorp., Inc.	1,282	48,190
Territorial Bancorp., Inc.	1,326	40,934
Timberland Bancorp., Inc.	1,211	32,152
TrustCo Bank Corp.	17,178	158,038
United Community Financial Corp.	9,151	83,549
United Financial Bancorp., Inc.	9,476	167,157
Walker & Dunlop, Inc.*	5,111	242,772
Washington Federal, Inc.	16,298	558,206
Waterstone Financial, Inc.	4,479	76,367
Western New England Bancorp, Inc.	4,826	52,603
WSFS Financial Corp.	5,489	262,649

		8,815,059

Health Care 15.0%
Biotechnology 6.0%
Abeona Therapeutics, Inc.* (a)	5,169	81,929
Acceleron Pharma, Inc.*	6,889	292,369
Achaogen, Inc.* (a)	6,516	69,982
Achillion Pharmaceuticals, Inc.*	20,757	59,780
Acorda Therapeutics, Inc.*	8,042	172,501
Adamas Pharmaceuticals, Inc.* (a)	2,855	96,756
Aduro Biotech, Inc.* (a)	7,911	59,333
Advaxis, Inc.* (a)	7,096	20,153
Agenus, Inc.*	14,043	45,780
Aileron Therapeutics, Inc.*	970	10,224
Aimmune Therapeutics, Inc.*	6,464	244,468
Akebia Therapeutics, Inc.*	8,040	119,555
Alder Biopharmaceuticals, Inc.*	11,392	130,438
Allena Pharmaceuticals, Inc.*	960	9,658
AMAG Pharmaceuticals, Inc.*	6,314	83,660
Amicus Therapeutics, Inc.*	30,705	441,845
AnaptysBio, Inc.*	3,277	330,059
Anavex Life Sciences Corp.* (a)	6,172	19,874
Apellis Pharmaceuticals, Inc.* (a)	1,963	42,597
Ardelyx, Inc.*	6,542	43,177

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	13

	Shares	Value ($)
Arena Pharmaceuticals, Inc.*	7,215	245,094
Array BioPharma, Inc.*	36,587	468,314
Asterias Biotherapeutics, Inc.*	4,293	9,659
Atara Biotherapeutics, Inc.*	5,026	90,971
Athenex, Inc.* (a)	1,329	21,131
Athersys, Inc.* (a)	20,627	37,335
Audentes Therapeutics, Inc.*	2,971	92,844
Avexis, Inc.*	4,514	499,564
Axovant Sciences Ltd.*	5,815	30,645
Bellicum Pharmaceuticals, Inc.* (a)	5,032	42,319
BioCryst Pharmaceuticals, Inc.*	17,949	88,130
Biohaven Pharmaceutical Holding Co., Ltd.*	1,944	52,449
BioSpecifics Technologies Corp.*	1,041	45,107
BioTime, Inc.* (a)	16,346	35,144
Bluebird Bio, Inc.*	9,004	1,603,612
Blueprint Medicines Corp.*	7,818	589,555
Calithera Biosciences, Inc.*	5,955	49,724
Calyxt, Inc.* (a)	1,551	34,169
Cara Therapeutics, Inc.* (a)	4,614	56,475
Cascadian Therapeutics, Inc.*	6,670	24,679
Catalyst Pharmaceuticals, Inc.*	13,943	54,517
Celcuity, Inc.*	481	9,115
Celldex Therapeutics, Inc.*	23,501	66,743
ChemoCentryx, Inc.*	5,074	30,190
Chimerix, Inc.*	8,328	38,559
Clovis Oncology, Inc.*	8,145	553,860
Coherus Biosciences, Inc.* (a)	7,464	65,683
Conatus Pharmaceuticals, Inc.*	4,984	23,026
Concert Pharmaceuticals, Inc.*	3,312	85,681
Corbus Pharmaceuticals Holdings, Inc.* (a)	8,605	61,095
Corvus Pharmaceuticals, Inc.* (a)	1,640	16,990
Curis, Inc.*	23,326	16,328
Cytokinetics, Inc.*	7,432	60,571
CytomX Therapeutics, Inc.*	5,215	110,089
Deciphera Pharmaceuticals, Inc.*	1,489	33,756
Dynavax Technologies Corp.* (a)	11,188	209,216
Eagle Pharmaceuticals, Inc.* (a)	1,441	76,978
Edge Therapeutics, Inc.* (a)	3,996	37,443
Editas Medicine, Inc.* (a)	6,463	198,608
Emergent Biosolutions, Inc.*	6,110	283,932
Enanta Pharmaceuticals, Inc.*	2,819	165,419
Epizyme, Inc.*	8,980	112,699
Esperion Therapeutics, Inc.* (a)	3,101	204,170
Exact Sciences Corp.*	21,626	1,136,230
Fate Therapeutics, Inc.*	7,391	45,159
FibroGen, Inc.*	12,798	606,625
Five Prime Therapeutics, Inc.*	5,005	109,710
Flexion Therapeutics, Inc.* (a)	6,005	150,365
Fortress Biotech, Inc.* (a)	6,467	25,803
Foundation Medicine, Inc.*	2,652	180,866
G1 Therapeutics, Inc.*	1,499	29,740
Genocea Biosciences, Inc.*	5,562	6,452
Genomic Health, Inc.*	3,562	121,820
Geron Corp.* (a)	28,914	52,045
Global Blood Therapeutics, Inc.*	6,852	269,626
Halozyme Therapeutics, Inc.*	21,796	441,587
Heron Therapeutics, Inc.*	8,246	149,253
Idera Pharmaceuticals, Inc.*	25,706	54,240
Ignyta, Inc.*	10,805	288,493
Immune Design Corp.*	5,848	22,807
ImmunoGen, Inc.*	18,303	117,322

	Shares	Value ($)
Immunomedics, Inc.* (a)	18,845	304,535
Inovio Pharmaceuticals, Inc.* (a)	15,536	64,164
Insmed, Inc.*	14,048	438,017
Insys Therapeutics, Inc.* (a)	4,843	46,590
Intellia Therapeutics, Inc.*	3,186	61,235
Invitae Corp.* (a)	7,921	71,923
Iovance Biotherapeutics, Inc.*	11,269	90,152
Ironwood Pharmaceuticals, Inc.*	25,010	374,900
Jounce Therapeutics, Inc.* (a)	2,760	35,190
Karyopharm Therapeutics, Inc.*	6,576	63,130
Keryx Biopharmaceuticals, Inc.* (a)	17,080	79,422
Kindred Biosciences, Inc.*	5,047	47,694
Kura Oncology, Inc.*	3,671	56,166
La Jolla Pharmaceutical Co.*	3,302	106,258
Lexicon Pharmaceuticals, Inc.* (a)	7,667	75,750
Ligand Pharmaceuticals, Inc.*	3,754	514,035
Loxo Oncology, Inc.*	4,246	357,428
MacroGenics, Inc.*	6,309	119,871
Madrigal Pharmaceuticals, Inc.*	770	70,678
Matinas BioPharma Holdings, Inc.*	10,282	11,927
MediciNova, Inc.* (a)	6,752	43,685
Merrimack Pharmaceuticals, Inc. (a)	2,312	23,698
Mersana Therapeutics, Inc.*	964	15,839
MiMedx Group, Inc.* (a)	18,994	239,514
Minerva Neurosciences, Inc.*	4,891	29,591
Miragen Therapeutics, Inc.*	2,455	25,606
Momenta Pharmaceuticals, Inc.*	13,746	191,757
Myriad Genetics, Inc.*	12,080	414,888
NantKwest, Inc.* (a)	5,947	26,702
Natera, Inc.*	6,099	54,830
NewLink Genetics Corp.* (a)	5,327	43,202
Novavax, Inc.*	54,701	67,829
Novelion Therapeutics, Inc.*	2,962	9,241
Nymox Pharmaceutical Corp.* (a)	5,543	18,292
Oncocyte Corp.*	1,282	5,961
Organovo Holdings, Inc.* (a)	19,047	25,523
Otonomy, Inc.*	5,481	30,420
Ovid therapeutics, Inc.*	982	9,692
PDL BioPharma, Inc.*	28,737	78,739
Pieris Pharmaceuticals, Inc.*	6,678	50,419
Portola Pharmaceuticals, Inc.*	10,435	507,976
Progenics Pharmaceuticals, Inc.*	12,524	74,518
Protagonist Therapeutics, Inc.*	2,078	43,222
Prothena Corp. PLC*	7,127	267,191
PTC Therapeutics, Inc.*	7,183	119,812
Puma Biotechnology, Inc.*	5,265	520,445
Ra Pharmaceuticals, Inc.*	2,282	19,397
Radius Health, Inc.* (a)	7,050	223,978
Recro Pharma, Inc.*	2,658	24,587
REGENXBIO, Inc.*	5,041	167,613
Repligen Corp.*	6,903	250,441
Retrophin, Inc.*	7,038	148,291
Rhythm Pharmaceuticals, Inc.* (a)	1,497	43,503
Rigel Pharmaceuticals, Inc.*	27,034	104,892
Sage Therapeutics, Inc.*	6,959	1,146,217
Sangamo Therapeutics, Inc.*	15,228	249,739
Sarepta Therapeutics, Inc.*	11,227	624,670
Selecta Biosciences, Inc.*	2,284	22,406
Seres Therapeutics, Inc.* (a)	3,446	34,942
Spark Therapeutics, Inc.*	5,124	263,476
Spectrum Pharmaceuticals, Inc.*	15,959	302,423

The accompanying notes are an integral part of the financial statements.

14	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Spero Therapeutics, Inc.*	1,076	12,643
Stemline Therapeutics, Inc.*	4,364	68,078
Strongbridge Biopharma PLC*	4,273	30,979
Syndax Pharmaceuticals, Inc.*	1,714	15,015
Synergy Pharmaceuticals, Inc.* (a)	45,634	101,764
Syros Pharmaceuticals, Inc.* (a)	2,432	23,663
TG Therapeutics, Inc.* (a)	9,549	78,302
Tocagen, Inc.* (a)	3,210	32,903
Trevena, Inc.*	8,938	14,301
Ultragenyx Pharmaceutical, Inc.*	7,344	340,615
Vanda Pharmaceuticals, Inc.*	8,011	121,767
VBI Vaccines, Inc.*	6,217	26,547
Veracyte, Inc.*	4,832	31,553
Versartis, Inc.*	6,089	13,396
Voyager Therapeutics, Inc.* (a)	3,188	52,921
vTv Therapeutics, Inc. “A”*	1,054	6,335
XBiotech, Inc.* (a)	3,315	13,061
Xencor, Inc.*	6,939	152,103
ZIOPHARM Oncology, Inc.* (a)	24,740	102,424

		23,606,471

Health Care Equipment & Supplies 3.6%
Abaxis, Inc.	4,106	203,329
Accuray, Inc.*	14,126	60,742
Analogic Corp.	2,340	195,975
AngioDynamics, Inc.*	6,537	108,710
Anika Therapeutics, Inc.*	2,671	143,994
Antares Pharma, Inc.*	27,940	55,601
AtriCure, Inc.*	6,090	111,082
Atrion Corp.	263	165,848
AxoGen, Inc.*	5,035	142,491
Cantel Medical Corp.	6,676	686,760
Cardiovascular Systems, Inc.*	6,178	146,357
Cerus Corp.*	20,790	70,270
ConforMIS, Inc.*	6,779	16,134
CONMED Corp.	5,010	255,360
Corindus Vascular Robotics, Inc.* (a)	16,327	16,490
CryoLife, Inc.*	6,024	115,360
Cutera, Inc.*	2,385	108,160
Endologix, Inc.*	14,557	77,880
Entellus Medical, Inc.*	2,366	57,707
Exactech, Inc.*	1,898	93,856
FONAR Corp.*	1,191	29,001
GenMark Diagnostics, Inc.*	9,724	40,549
Glaukos Corp.* (a)	5,275	135,304
Globus Medical, Inc. “A”*	12,925	531,218
Haemonetics Corp.*	9,736	565,467
Halyard Health, Inc.*	8,636	398,811
Heska Corp.*	1,201	96,332
ICU Medical, Inc.*	2,764	597,024
Inogen, Inc.*	3,102	369,386
Insulet Corp.*	10,692	737,748
Integer Holdings Corp.*	5,694	257,938
Integra LifeSciences Holdings Corp.*	11,677	558,861
Invacare Corp. (a)	5,966	100,527
iRhythm Technologies, Inc.*	2,633	147,580
K2M Group Holdings, Inc.*	7,447	134,046
Lantheus Holdings, Inc.*	5,445	111,350
LeMaitre Vascular, Inc.	2,654	84,503
LivaNova PLC*	8,932	713,846
Masimo Corp.*	8,254	699,939
Meridian Bioscience, Inc.	7,705	107,870

	Shares	Value ($)
Merit Medical Systems, Inc.*	9,044	390,701
Natus Medical, Inc.*	5,634	215,219
Neogen Corp.*	6,802	559,192
Nevro Corp.*	5,149	355,487
Novocure Ltd.*	10,726	216,665
NuVasive, Inc.*	9,309	544,483
NxStage Medical, Inc.*	12,009	290,978
Obalon Therapeutics, Inc.* (a)	1,799	11,891
OraSure Technologies, Inc.*	10,462	197,313
Orthofix International NV*	3,112	170,226
OrthoPediatrics Corp.*	848	16,273
Oxford Immunotec Global PLC*	4,852	67,783
Penumbra, Inc.*	5,364	504,752
Pulse Biosciences, Inc.* (a)	1,774	41,866
Quidel Corp.*	5,169	224,076
Quotient Ltd.* (a)	5,212	25,799
Rockwell Medical, Inc.* (a)	8,999	52,374
RTI Surgical, Inc.*	10,252	42,033
Sientra, Inc.*	2,801	39,382
STAAR Surgical Co.*	7,477	115,894
SurModics, Inc.*	2,464	68,992
Tactile Systems Technology, Inc.*	2,385	69,117
Utah Medical Products, Inc.	607	49,410
Varex Imaging Corp.*	6,996	281,029
ViewRay, Inc.* (a)	5,695	52,736
Viveve Medical, Inc.*	2,913	14,478
Wright Medical Group NV*	19,107	424,175

		14,291,730

Health Care Providers & Services 1.8%
AAC Holdings, Inc.* (a)	1,879	16,911
Aceto Corp.	5,536	57,187
Addus HomeCare Corp.*	1,338	46,562
Almost Family, Inc.*	2,290	126,752
Amedisys, Inc.*	5,253	276,886
American Renal Associates Holdings, Inc.* (a)	1,653	28,762
AMN Healthcare Services, Inc.*	8,731	430,002
BioScrip, Inc.*	21,040	61,226
BioTelemetry, Inc.*	5,861	175,244
Capital Senior Living Corp.*	4,738	63,916
Chemed Corp.	2,902	705,244
Civitas Solutions, Inc.*	2,871	49,094
Community Health Systems, Inc.* (a)	17,157	73,089
CorVel Corp.*	1,698	89,824
Cross Country Healthcare, Inc.*	6,553	83,616
Diplomat Pharmacy, Inc.*	8,897	178,563
Encompass Health Corp.	18,173	897,928
Genesis Healthcare, Inc.*	6,503	4,961
Healthequity, Inc.*	9,105	424,839
Kindred Healthcare, Inc.	15,921	154,434
LHC Group, Inc.*	2,889	176,951
Magellan Health, Inc.*	4,462	430,806
Molina Healthcare, Inc.*	8,096	620,801
National Healthcare Corp.	2,010	122,490
National Research Corp. “A”	1,834	68,408
Owens & Minor, Inc.	11,168	210,852
PetIQ, Inc.*	1,385	30,248
Providence Service Corp.*	2,129	126,335
R1 RCM, Inc.*	17,703	78,070
RadNet, Inc.*	6,719	67,862
Select Medical Holdings Corp.*	19,560	345,234
Surgery Partners, Inc.* (a)	3,532	42,737

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	15

	Shares	Value ($)
Tenet Healthcare Corp.* (a)	14,810	224,520
The Ensign Group, Inc.	8,876	197,047
Tivity Health, Inc.*	6,820	249,271
Triple-S Management Corp. “B”*	4,155	103,252
U.S. Physical Therapy, Inc.	2,256	162,883

		7,202,807

Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc.*	33,229	483,482
Castlight Health, Inc. “B”* (a)	12,472	46,770
Computer Programs & Systems, Inc. (a)	2,091	62,834
Cotiviti Holdings, Inc.*	6,727	216,677
Evolent Health, Inc. “A”* (a)	11,001	135,312
HealthStream, Inc.*	4,905	113,600
HMS Holdings Corp.*	15,387	260,810
Inovalon Holdings, Inc. “A”* (a)	11,625	174,375
Medidata Solutions, Inc.*	10,372	657,273
NantHealth, Inc.*	3,483	10,623
Omnicell, Inc.*	6,896	334,456
Quality Systems, Inc.*	9,708	131,835
Simulations Plus, Inc.	2,158	34,744
Tabula Rasa HealthCare, Inc.*	1,826	51,219
Teladoc, Inc.* (a)	9,911	345,398
Vocera Communications, Inc.*	5,403	163,279

		3,222,687

Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.* (a)	4,786	125,393
Cambrex Corp.*	6,015	288,720
Enzo Biochem, Inc.*	7,554	61,565
Fluidigm Corp.*	7,527	44,334
INC Research Holdings, Inc. “A”*	9,979	435,084
Luminex Corp.	7,424	146,253
Medpace Holdings, Inc.*	1,244	45,108
NanoString Technologies, Inc.*	3,440	25,697
NeoGenomics, Inc.*	10,848	96,113
Pacific Biosciences of California, Inc.*	19,764	52,177
PRA Health Sciences, Inc.*	9,104	829,101

		2,149,545

Pharmaceuticals 2.3%
Aclaris Therapeutics, Inc.*	4,253	104,879
Aerie Pharmaceuticals, Inc.*	6,072	362,802
Akcea Therapeutics, Inc.* (a)	2,860	49,650
Amphastar Pharmaceuticals, Inc.*	6,776	130,370
ANI Pharmaceuticals, Inc.*	1,424	91,777
Aratana Therapeutics, Inc.*	7,820	41,133
Assembly Biosciences, Inc.*	2,943	133,171
Catalent, Inc.*	24,624	1,011,554
Clearside Biomedical, Inc.* (a)	3,996	27,972
Collegium Pharmaceutical, Inc.* (a)	4,406	81,335
Corcept Therapeutics, Inc.*	16,952	306,153
Corium International, Inc.*	4,539	43,620
DepoMed, Inc.*	10,937	88,043
Dermira, Inc.*	7,038	195,727
Dova Pharmaceuticals, Inc.* (a)	978	28,166
Durect Corp.*	25,179	23,210
Horizon Pharma PLC*	29,843	435,708
Impax Laboratories, Inc.*	13,640	227,106
Innoviva, Inc.*	14,044	199,284
Intersect ENT, Inc.*	4,860	157,464

	Shares	Value ($)
Intra-Cellular Therapies, Inc.* (a)	7,794	112,857
Kala Pharmaceuticals, Inc.*	1,557	28,789
Lannett Co., Inc.* (a)	5,292	122,774
Medicines Co.*	12,798	349,897
Melinta Therapeutics, Inc.*	1,738	27,460
MyoKardia, Inc.*	3,694	155,517
Nektar Therapeutics*	27,276	1,628,923
Neos Therapeutics, Inc.*	4,195	42,789
Ocular Therapeutix, Inc.* (a)	4,708	20,951
Omeros Corp.* (a)	8,353	162,299
Optinose, Inc.*	981	18,541
Pacira Pharmaceuticals, Inc.*	7,226	329,867
Paratek Pharmaceuticals, Inc.*	4,146	74,213
Phibro Animal Health Corp. “A”	3,677	123,180
Prestige Brands Holdings, Inc.*	9,782	434,419
Reata Pharmaceuticals, Inc. “A”* (a)	2,158	61,115
Revance Therapeutics, Inc.* (a)	4,125	147,469
Sienna Biopharmaceuticals, Inc.* (a)	960	17,424
Sucampo Pharmaceuticals, Inc. “A”*	4,384	78,693
Supernus Pharmaceuticals, Inc.*	8,952	356,737
Teligent, Inc.* (a)	7,372	26,760
Tetraphase Pharmaceuticals, Inc.*	9,711	61,179
TherapeuticsMD, Inc.* (a)	30,532	184,413
Theravance Biopharma, Inc.* (a)	7,690	214,474
WaVe Life Sciences Ltd.* (a)	2,098	73,640
Zogenix, Inc.*	6,285	251,714
Zynerba Pharmaceuticals, Inc.*	2,210	27,669

		8,872,887

Industrials 15.1%
Aerospace & Defense 1.4%
AAR Corp.	5,983	235,072
Aerojet Rocketdyne Holdings, Inc.*	12,718	396,802
Aerovironment, Inc.*	3,883	218,069
Astronics Corp.*	4,018	166,627
Axon Enterprise, Inc.* (a)	9,458	250,637
Cubic Corp.	4,621	272,408
Curtiss-Wright Corp.	8,170	995,515
Ducommun, Inc.*	2,027	57,668
Engility Holdings, Inc.*	3,212	91,125
Esterline Technologies Corp.*	4,772	356,469
KLX, Inc.*	9,503	648,580
Kratos Defense & Security Solutions, Inc.*	15,751	166,803
Mercury Systems, Inc.*	8,575	440,326
Moog, Inc. “A”*	5,846	507,725
National Presto Industries, Inc. (a)	918	91,295
Sparton Corp.*	1,635	37,703
The Keyw Holding Corp.* (a)	8,344	48,979
Triumph Group, Inc.	8,982	244,310
Vectrus, Inc.*	2,131	65,741
Wesco Aircraft Holdings, Inc.*	10,381	76,819

		5,368,673

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	10,813	250,213
Atlas Air Worldwide Holdings, Inc.*	4,242	248,793
Echo Global Logistics, Inc.*	4,893	137,004
Forward Air Corp.	5,472	314,312

The accompanying notes are an integral part of the financial statements.

16	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Hub Group, Inc. “A”*	5,991	286,969
Radiant Logistics, Inc.*	6,216	28,593

		1,265,884

Airlines 0.3%
Allegiant Travel Co.	2,308	357,163
Hawaiian Holdings, Inc.	9,581	381,803
SkyWest, Inc.	9,288	493,193

		1,232,159

Building Products 1.4%
AAON, Inc.	7,569	277,782
Advanced Drainage Systems, Inc.	6,436	153,499
American Woodmark Corp.*	2,615	340,604
Apogee Enterprises, Inc.	5,217	238,573
Armstrong Flooring, Inc.*	3,960	67,003
Builders FirstSource, Inc.*	20,365	443,753
Caesarstone Ltd.*	4,082	89,804
Continental Building Products, Inc.*	7,031	197,923
CSW Industrials, Inc.*	2,729	125,398
Gibraltar Industries, Inc.*	5,807	191,631
Griffon Corp.	5,244	106,715
Insteel Industries, Inc.	3,479	98,525
JELD-WEN Holding, Inc.*	12,343	485,944
Masonite International Corp.*	5,241	388,620
NCI Building Systems, Inc.*	7,173	138,439
Patrick Industries, Inc.*	4,519	313,845
PGT Innovations, Inc.*	8,861	149,308
Ply Gem Holdings, Inc.*	4,258	78,773
Quanex Building Products Corp.	6,196	144,986
Simpson Manufacturing Co., Inc.	7,555	433,732
Trex Co., Inc.*	5,413	586,715
Universal Forest Products, Inc.	11,130	418,711

		5,470,283

Commercial Services & Supplies 2.3%
ABM Industries, Inc.	10,372	391,232
Acco Brands Corp.*	19,460	237,412
Advanced Disposal Services, Inc.*	7,933	189,916
Aqua Metals, Inc.* (a)	3,351	7,138
ARC Document Solutions, Inc.*	6,602	16,835
Brady Corp. “A”	8,582	325,258
Casella Waste Systems, Inc. “A”*	7,335	168,852
CECO Environmental Corp.	5,717	29,328
CompX International, Inc.	545	7,249
Covanta Holding Corp.	21,544	364,094
Deluxe Corp.	8,938	686,796
Ennis, Inc.	4,654	96,571
Essendant, Inc.	6,683	61,951
Healthcare Services Group, Inc.	13,119	691,634
Heritage-Crystal Clean, Inc.*	2,825	61,444
Herman Miller, Inc.	11,055	442,753
HNI Corp.	7,886	304,163
Hudson Technologies, Inc.*	7,121	43,224
Innerworkings, Inc.*	8,785	88,114
Interface, Inc.	11,023	277,228
Kimball International, Inc. “B”	6,576	122,774
Knoll, Inc.	8,850	203,904
LSC Communications, Inc.	6,410	97,111
Matthews International Corp. “A”	5,774	304,867
McGrath RentCorp.	4,347	204,222
Mobile Mini, Inc.	8,019	276,655
MSA Safety, Inc.	6,101	472,950
Multi-Color Corp.	2,485	186,002

	Shares	Value ($)
NL Industries, Inc.*	1,487	21,190
Quad Graphics, Inc.	5,714	129,136
R.R. Donnelley & Sons Co.	12,683	117,952
SP Plus Corp.*	3,274	121,465
Steelcase, Inc. “A”	15,292	232,438
Team, Inc.*	5,206	77,569
Tetra Tech, Inc.	10,324	497,101
The Brink’s Co.	8,439	664,149
U.S. Ecology, Inc.	3,988	203,388
UniFirst Corp.	2,801	461,885
Viad Corp.	3,687	204,260
VSE Corp.	1,507	72,984

		9,163,194

Construction & Engineering 1.2%
Aegion Corp.*	6,030	153,343
Ameresco, Inc. “A”*	3,540	30,444
Argan, Inc.	2,706	121,770
Chicago Bridge & Iron Co. NV	18,479	298,251
Comfort Systems U.S.A., Inc.	6,778	295,860
Dycom Industries, Inc.*	5,548	618,214
EMCOR Group, Inc.	10,899	890,993
Granite Construction, Inc.	7,354	466,464
Great Lakes Dredge & Dock Co.*	10,104	54,562
HC2 Holdings, Inc.*	7,419	44,143
IES Holdings, Inc.*	1,464	25,254
KBR, Inc.	25,782	511,257
Layne Christensen Co.*	3,399	42,657
MasTec, Inc.*	12,232	598,756
MYR Group, Inc.*	3,042	108,691
Northwest Pipe Co.*	1,860	35,600
NV5 Holdings, Inc.*	1,426	77,218
Orion Group Holdings, Inc.*	4,962	38,852
Primoris Services Corp.	7,303	198,569
Sterling Construction Co., Inc.*	4,608	75,018
Tutor Perini Corp.*	6,793	172,203

		4,858,119

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,121	37,094
Atkore International Group, Inc.*	6,240	133,848
AZZ, Inc.	4,791	244,820
Babcock & Wilcox Enterprises, Inc.* (a)	7,668	43,554
Encore Wire Corp.	3,785	184,140
Energous Corp.* (a)	3,661	71,207
EnerSys	8,005	557,388
Generac Holdings, Inc.*	11,239	556,555
General Cable Corp.	9,052	267,939
LSI Industries, Inc.	4,485	30,857
Plug Power, Inc.* (a)	43,097	101,709
Powell Industries, Inc.	1,624	46,528
Preformed Line Products Co.	538	38,225
Revolution Lighting Technologies, Inc.* (a)	2,397	7,886
Sunrun, Inc.*	15,206	89,715
Thermon Group Holdings, Inc.*	5,915	140,008
TPI Composites, Inc.*	2,077	42,496
Vicor Corp.*	3,238	67,674
Vivint Solar, Inc.* (a)	5,500	22,275

		2,683,918

Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,563	225,439

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	17

	Shares	Value ($)
Machinery 3.8%
Actuant Corp. “A”	10,939	276,757
Alamo Group, Inc.	1,720	194,136
Albany International Corp. “A”	5,273	324,026
Altra Industrial Motion Corp.	5,321	268,178
American Railcar Industries, Inc. (a)	1,272	52,966
Astec Industries, Inc.	3,952	231,192
Barnes Group, Inc.	9,228	583,856
Blue Bird Corp.* (a)	1,454	28,935
Briggs & Stratton Corp.	7,673	194,664
Chart Industries, Inc.*	5,638	264,197
CIRCOR International, Inc.	2,957	143,947
Columbus McKinnon Corp.	4,133	165,237
Commercial Vehicle Group, Inc.*	4,896	52,338
DMC Global, Inc.	2,645	66,257
Douglas Dynamics, Inc.	4,097	154,867
Energy Recovery, Inc.* (a)	6,508	56,945
EnPro Industries, Inc.	3,930	367,494
ESCO Technologies, Inc.	4,724	284,621
Federal Signal Corp.	10,737	215,706
Franklin Electric Co., Inc.	8,429	386,891
FreightCar America, Inc.	2,340	39,967
Gencor Industries, Inc.*	1,422	23,534
Global Brass & Copper Holdings, Inc.	4,000	132,400
Gorman-Rupp Co.	3,197	99,778
Graham Corp.	1,917	40,123
Greenbrier Companies, Inc. (a)	5,066	270,018
Hardinge, Inc.	2,186	38,080
Harsco Corp.*	14,678	273,745
Hillenbrand, Inc.	11,754	525,404
Hurco Companies, Inc.	1,030	43,466
Hyster-Yale Materials Handling, Inc.	1,876	159,760
John Bean Technologies Corp.	5,771	639,427
Kadant, Inc.	2,013	202,105
Kennametal, Inc.	14,760	714,532
L.B. Foster Co. “A”*	1,614	43,820
Lindsay Corp.	1,915	168,903
Lydall, Inc.*	3,135	159,101
Manitowoc Co., Inc.*	5,807	228,447
Meritor, Inc.*	15,270	358,234
Milacron Holdings Corp.*	9,948	190,405
Miller Industries, Inc.	2,077	53,587
Mueller Industries, Inc.	10,569	374,460
Mueller Water Products, Inc. “A”	28,359	355,338
Navistar International Corp.*	9,226	395,611
NN, Inc.	5,021	138,580
Omega Flex, Inc.	507	36,205
Park-Ohio Holdings Corp.	1,554	71,406
Proto Labs, Inc.*	4,561	469,783
RBC Bearings, Inc.*	4,301	543,646
REV Group, Inc.	4,226	137,472
Rexnord Corp.*	19,043	495,499
Spartan Motors, Inc.	6,267	98,705
SPX Corp.*	7,892	247,730
SPX FLOW, Inc.*	7,635	363,044
Standex International Corp.	2,339	238,227
Sun Hydraulics Corp.	4,300	278,167
Tennant Co.	3,253	236,330
The Eastern Co.	1,084	28,347
The ExOne Co.*	1,931	16,220
Titan International, Inc.	8,890	114,503

	Shares	Value ($)
TriMas Corp.*	8,254	220,795
Twin Disc, Inc.*	1,651	43,867
Wabash National Corp.	10,852	235,488
Watts Water Technologies, Inc. “A”	5,175	393,041
Woodward, Inc.	9,812	751,011

		15,001,521

Marine 0.1%
Costamare, Inc.	9,583	55,294
Eagle Bulk Shipping, Inc.*	7,624	34,156
Genco Shipping & Trading Ltd.*	1,540	20,513
Matson, Inc.	7,737	230,872
Navios Maritime Holdings, Inc.*	17,827	21,392
Safe Bulkers, Inc.*	9,520	30,750
Scorpio Bulkers, Inc.	10,931	80,889

		473,866

Professional Services 1.2%
Acacia Research Corp.*	9,463	38,325
Barrett Business Services, Inc.	1,303	84,030
BG Staffing, Inc.	1,358	21,647
CBIZ, Inc.*	9,556	147,640
Cogint, Inc.* (a)	3,112	13,693
CRA International, Inc.	1,435	64,503
Exponent, Inc.	4,673	332,250
Forrester Research, Inc.	1,784	78,853
Franklin Covey Co.*	1,857	38,533
FTI Consulting, Inc.*	7,000	300,720
GP Strategies Corp.*	2,455	56,956
Heidrick & Struggles International, Inc.	3,232	79,346
Hill International, Inc.*	6,498	35,414
Huron Consulting Group, Inc.*	4,104	166,007
ICF International, Inc.*	3,237	169,942
Insperity, Inc.	6,616	379,428
Kelly Services, Inc. “A”	5,515	150,394
Kforce, Inc.	4,396	110,999
Korn/Ferry International	9,709	401,758
Mistras Group, Inc.*	3,298	77,404
Navigant Consulting, Inc.*	8,251	160,152
On Assignment, Inc.*	9,229	593,148
Resources Connection, Inc.	5,568	86,026
RPX Corp.	8,599	115,571
TriNet Group, Inc.*	7,664	339,822
TrueBlue, Inc.*	7,427	204,242
WageWorks, Inc.*	7,279	451,298
Willdan Group, Inc.*	1,465	35,072

		4,733,173

Road & Rail 0.9%
ArcBest Corp.	4,681	167,346
Avis Budget Group, Inc.*	13,349	585,754
Covenant Transportation Group, Inc. “A”*	2,101	60,362
Daseke, Inc.*	4,564	65,220
Heartland Express, Inc.	8,715	203,408
Hertz Global Holdings, Inc.* (a)	10,166	224,669
Knight-Swift Transportation Holdings, Inc.	23,142	1,011,768
Marten Transport Ltd.	7,266	147,500
Roadrunner Transportation Systems, Inc.*	5,795	44,679
Saia, Inc.*	4,655	329,341
Schneider National, Inc. “B” (a)	7,721	220,512

The accompanying notes are an integral part of the financial statements.

18	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
Universal Logistics Holdings, Inc.	1,559	37,026
Werner Enterprises, Inc.	8,718	336,951
YRC Worldwide, Inc.*	6,093	87,617

		3,522,153

Trading Companies & Distributors 1.4%
Aircastle Ltd.	8,675	202,908
Applied Industrial Technologies, Inc.	7,107	483,987
Beacon Roofing Supply, Inc.*	12,293	783,802
BMC Stock Holdings, Inc.*	12,175	308,027
CAI International, Inc.*	2,779	78,701
DXP Enterprises, Inc.*	2,977	88,030
EnviroStar, Inc. (a)	681	27,240
Foundation Building Materials, Inc.*	2,550	37,715
GATX Corp. (a)	7,063	439,036
GMS, Inc.*	4,962	186,770
H&E Equipment Services, Inc.	5,901	239,876
Herc Holdings, Inc.*	4,489	281,056
Huttig Building Products, Inc.* (a)	4,628	30,776
Kaman Corp.	5,121	301,320
Lawson Products, Inc.*	1,019	25,220
MRC Global, Inc.*	16,329	276,287
Nexeo Solutions, Inc.*	4,455	40,541
NOW, Inc.*	19,410	214,092
Rush Enterprises, Inc. “A”*	5,625	285,806
Rush Enterprises, Inc. “B”*	961	46,330
SiteOne Landscape Supply, Inc.*	6,253	479,605
Textainer Group Holdings Ltd.*	4,941	106,231
Titan Machinery, Inc.*	3,476	73,587
Triton International Ltd.*	8,676	324,916
Veritiv Corp.*	2,232	64,505
Willis Lease Finance Corp.*	789	19,701

		5,446,065

Information Technology 16.3%
Communications Equipment 1.6%
Acacia Communications, Inc.* (a)	3,387	122,711
ADTRAN, Inc.	8,837	170,996
Aerohive Networks, Inc.*	6,216	36,239
Applied Optoelectronics, Inc.* (a)	3,383	127,945
CalAmp Corp.*	6,264	134,238
Calix, Inc.*	8,087	48,118
Ciena Corp.*	25,868	541,417
Clearfield, Inc.* (a)	2,150	26,338
Comtech Telecommunications Corp.	4,224	93,435
Digi International, Inc.*	4,530	43,261
EMCORE Corp.*	4,947	31,908
Extreme Networks, Inc.*	20,888	261,518
Finisar Corp.*	20,975	426,841
Harmonic, Inc.*	13,770	57,834
Infinera Corp.*	27,364	173,214
InterDigital, Inc.	6,337	482,563
KVH Industries, Inc.*	3,080	31,878
Lumentum Holdings, Inc.*	11,327	553,890
NETGEAR, Inc.*	5,783	339,751
NetScout Systems, Inc.*	15,627	475,842
Oclaro, Inc.* (a)	30,250	203,885
Plantronics, Inc.	6,025	303,539
Quantenna Communications, Inc.*	4,111	50,154
Ribbon Communications, Inc.*	8,661	66,950

	Shares	Value ($)
Ubiquiti Networks, Inc.* (a)	4,135	293,668
ViaSat, Inc.* (a)	9,788	732,632
Viavi Solutions, Inc.*	42,522	371,642

		6,202,407

Electronic Equipment, Instruments & Components 2.7%
Akoustis Technologies, Inc.* (a)	1,695	10,560
Anixter International, Inc.*	5,391	409,716
AVX Corp.	8,383	145,026
Badger Meter, Inc.	5,132	245,310
Bel Fuse, Inc. “B”	1,651	41,564
Belden, Inc.	7,724	596,061
Benchmark Electronics, Inc.*	9,277	269,961
Control4 Corp.*	4,655	138,533
CTS Corp.	5,905	152,054
Daktronics, Inc.	6,166	56,296
Electro Scientific Industries, Inc.*	6,003	128,644
ePlus, Inc.*	2,435	183,112
Fabrinet*	6,598	189,363
FARO Technologies, Inc.*	2,980	140,060
Fitbit, Inc. “A”*	35,759	204,184
II-VI, Inc.*	11,100	521,145
Insight Enterprises, Inc.*	6,485	248,311
Iteris, Inc.*	4,585	31,957
Itron, Inc.*	6,250	426,250
KEMET Corp.*	10,204	153,672
Kimball Electronics, Inc.*	4,762	86,906
Knowles Corp.*	16,129	236,451
Littelfuse, Inc.	4,146	820,162
Maxwell Technologies, Inc.* (a)	6,177	35,580
Mesa Laboratories, Inc.	609	75,699
Methode Electronics, Inc.	6,604	264,820
MicroVision, Inc.* (a)	13,268	21,627
MTS Systems Corp.	3,139	168,564
Napco Security Technologies, Inc.*	2,326	20,352
Novanta, Inc.*	5,953	297,650
OSI Systems, Inc.*	3,213	206,853
Park Electrochemical Corp.	3,659	71,899
PC Connection, Inc.	2,233	58,527
PCM, Inc.*	1,948	19,285
Plexus Corp.*	6,242	379,014
Radisys Corp.*	6,733	6,767
Rogers Corp.*	3,296	533,688
Sanmina Corp.*	13,247	437,151
ScanSource, Inc.*	4,507	161,351
SYNNEX Corp.	5,337	725,565
Systemax, Inc.	2,113	70,299
Tech Data Corp.*	6,445	631,417
TTM Technologies, Inc.*	16,964	265,826
VeriFone Systems, Inc.*	20,692	366,455
Vishay Intertechnology, Inc.	24,527	508,935
Vishay Precision Group, Inc.*	1,847	46,452

		10,809,074

Internet Software & Services 3.2%
2U, Inc.*	8,835	569,946
Actua Corp.*	5,463	85,223
Alarm.com Holdings, Inc.*	3,748	141,487
Alteryx, Inc. “A”*	4,305	108,787
Amber Road, Inc.*	3,225	23,672
Appfolio, Inc. “A”*	1,707	70,841
Apptio, Inc. “A”*	4,241	99,748
Bazaarvoice, Inc.*	15,611	85,080

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	19

	Shares	Value ($)
Benefitfocus, Inc.* (a)	2,803	75,681
Blucora, Inc.*	8,195	181,110
Box, Inc. “A”*	14,785	312,259
Brightcove, Inc.*	6,173	43,828
Carbonite, Inc.*	4,481	112,473
Care.com, Inc.*	2,705	48,798
Cars.com, Inc.* (a)	13,279	382,966
ChannelAdvisor Corp.*	4,412	39,708
Cimpress NV* (a)	4,587	549,890
Cloudera, Inc.*	17,923	296,088
CommerceHub, Inc. “A”* (a)	2,668	58,669
CommerceHub, Inc. “C”*	5,196	106,986
Cornerstone OnDemand, Inc.*	9,849	347,965
Coupa Software, Inc.*	5,801	181,107
DHI Group, Inc.*	9,532	18,111
Endurance International Group Holdings, Inc.*	11,030	92,652
Envestnet, Inc.*	7,957	396,656
Etsy, Inc.*	22,230	454,603
Five9, Inc.*	9,693	241,162
Gogo, Inc.* (a)	10,268	115,823
GrubHub, Inc.*	15,805	1,134,799
GTT Communications, Inc.*	5,729	268,977
Hortonworks, Inc.*	9,411	189,255
Instructure, Inc.*	3,914	129,553
Internap Corp.*	3,889	61,096
j2 Global, Inc.	8,556	641,957
Leaf Group Ltd.*	2,316	22,928
Limelight Networks, Inc.*	14,608	64,421
Liquidity Services, Inc.*	4,921	23,867
LivePerson, Inc.*	9,947	114,391
Meet Group, Inc.*	13,023	36,725
MINDBODY, Inc. “A”*	7,987	243,204
MuleSoft, Inc. “A”* (a)	4,637	107,857
New Relic, Inc.*	5,634	325,476
NIC, Inc.	11,737	194,834
Nutanix, Inc. “A”* (a)	19,726	695,933
Okta, Inc.*	3,550	90,916
Ominto, Inc.* (a)	2,766	9,377
Q2 Holdings, Inc.*	5,861	215,978
QuinStreet, Inc.*	6,773	56,758
Quotient Technology, Inc.*	13,702	160,999
Reis, Inc.	1,694	34,981
SendGrid, Inc.*	1,509	36,171
Shutterstock, Inc.*	3,495	150,390
SPS Commerce, Inc.*	3,085	149,900
Stamps.com, Inc.*	3,008	565,504
TechTarget, Inc.*	3,305	46,006
Tintri, Inc.* (a)	1,694	8,639
Trade Desk, Inc. “A”* (a)	4,354	199,108
TrueCar, Inc.* (a)	13,271	148,635
Tucows, Inc. “A”* (a)	1,627	113,971
Twilio, Inc. “A”* (a)	11,463	270,527
Veritone, Inc.* (a)	487	11,298
Web.com Group, Inc.*	7,070	154,126
XO Group, Inc.*	4,621	85,304
Yelp, Inc.*	14,705	617,022
Yext, Inc.* (a)	4,268	51,344

		12,673,546

IT Services 1.8%
Acxiom Corp.*	14,561	401,301
Blackhawk Network Holdings, Inc.*	9,959	355,038

	Shares	Value ($)
CACI International, Inc. “A”*	4,486	593,722
Cardtronics PLC “A”*	8,241	152,623
Cass Information Systems, Inc.	2,179	126,840
Convergys Corp.	17,205	404,318
CSG Systems International, Inc.	6,093	266,995
EPAM Systems, Inc.*	9,158	983,844
Everi Holdings, Inc.*	12,404	93,526
EVERTEC, Inc.	11,143	152,102
Exlservice Holdings, Inc.*	6,007	362,522
Information Services Group, Inc.*	5,870	24,478
ManTech International Corp. “A”	4,693	235,542
MAXIMUS, Inc.	11,857	848,724
MoneyGram International, Inc.*	5,584	73,597
Perficient, Inc.*	6,406	122,162
Presidio, Inc.*	4,162	79,786
Science Applications International Corp.	8,000	612,560
ServiceSource International, Inc.*	14,748	45,571
StarTek, Inc.*	1,982	19,761
Sykes Enterprises, Inc.*	7,186	226,000
Syntel, Inc.*	5,974	137,342
TeleTech Holdings, Inc.	2,473	99,538
The Hackett Group, Inc.	4,313	67,757
Travelport Worldwide Ltd.	22,888	299,146
Unisys Corp.* (a)	9,752	79,479
Virtusa Corp.*	4,984	219,695

		7,083,969

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc.*	7,268	490,445
Alpha & Omega Semiconductor Ltd.*	3,700	60,532
Ambarella, Inc.*	5,981	351,384
Amkor Technology, Inc.*	18,544	186,367
Aquantia Corp.*	1,274	14,434
Axcelis Technologies, Inc.*	5,598	160,663
AXT, Inc.*	7,231	62,910
Brooks Automation, Inc.	12,764	304,421
Cabot Microelectronics Corp.	4,582	431,075
CEVA, Inc.*	4,002	184,692
Cirrus Logic, Inc.*	11,837	613,867
Cohu, Inc.	4,893	107,401
Cree, Inc.*	17,929	665,883
CyberOptics Corp.* (a)	1,334	20,010
Diodes, Inc.*	7,102	203,614
DSP Group, Inc.*	4,147	51,838
Entegris, Inc.	26,125	795,506
FormFactor, Inc.*	13,353	208,974
GSI Technology, Inc.*	2,768	22,033
Ichor Holdings Ltd.*	3,440	84,624
Impinj, Inc.* (a)	3,256	73,358
Inphi Corp.*	7,740	283,284
Integrated Device Technology, Inc.*	24,639	732,517
IXYS Corp.*	4,649	111,344
Kopin Corp.*	12,506	40,019
Lattice Semiconductor Corp.*	22,273	128,738
MACOM Technology Solutions Holdings, Inc.* (a)	7,501	244,083
MaxLinear, Inc.*	11,362	300,184
MKS Instruments, Inc.	9,937	939,047
Monolithic Power Systems, Inc.	7,349	825,734
Nanometrics, Inc.*	4,429	110,371
NeoPhotonics Corp.* (a)	6,046	39,783
NVE Corp.	829	71,294

The accompanying notes are an integral part of the financial statements.

20	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
PDF Solutions, Inc.*	5,232	82,142
Photronics, Inc.*	12,730	108,523
Pixelworks, Inc.*	5,522	34,954
Power Integrations, Inc.	5,326	391,727
Rambus, Inc.*	20,134	286,305
Rudolph Technologies, Inc.*	5,688	135,943
Semtech Corp.*	12,043	411,871
Sigma Designs, Inc.*	7,394	51,388
Silicon Laboratories, Inc.*	7,705	680,352
SMART Global Holdings, Inc.*	1,137	38,317
SunPower Corp.* (a)	10,733	90,479
Synaptics, Inc.*	6,344	253,379
Ultra Clean Holdings, Inc.*	6,213	143,458
Veeco Instruments, Inc.*	8,404	124,799
Xcerra Corp.*	9,834	96,275
Xperi Corp.	8,884	216,770

		12,067,111

Software 3.5%
8x8, Inc.*	16,383	231,000
A10 Networks, Inc.*	9,545	73,687
ACI Worldwide, Inc.*	21,644	490,669
Agilysys, Inc.*	2,773	34,052
American Software, Inc. “A”	4,718	54,870
Aspen Technology, Inc.*	13,467	891,515
Barracuda Networks, Inc.*	4,583	126,033
Blackbaud, Inc.	8,774	829,055
Blackline, Inc.*	2,992	98,138
Bottomline Technologies de, Inc.*	7,246	251,291
BroadSoft, Inc.* (a)	5,907	324,294
Callidus Software*	12,435	356,263
CommVault Systems, Inc.*	7,372	387,030
Digimarc Corp.* (a)	1,901	68,721
Ebix, Inc.	4,417	350,047
Ellie Mae, Inc.*	6,211	555,263
Everbridge, Inc.*	3,299	98,046
Fair Isaac Corp.	5,495	841,834
ForeScout Technologies, Inc.*	972	30,997
Glu Mobile, Inc.*	19,020	69,233
HubSpot, Inc.*	6,296	556,566
Imperva, Inc.*	6,298	250,031
Majesco*	1,211	6,503
MicroStrategy, Inc. “A”*	1,762	231,351
Mitek Systems, Inc.*	5,567	49,825
MobileIron, Inc.*	10,687	41,679
Model N, Inc.*	4,214	66,371
Monotype Imaging Holdings, Inc.	7,578	182,630
Park City Group, Inc.* (a)	2,531	24,171
Paycom Software, Inc.*	9,059	727,709
Paylocity Holding Corp.*	4,828	227,688
Pegasystems, Inc.	6,810	321,092
Progress Software Corp.	8,740	372,062
Proofpoint, Inc.*	8,079	717,496
PROS Holdings, Inc.*	5,025	132,911
QAD, Inc. “A”	1,815	70,513
Qualys, Inc.*	5,896	349,928
Rapid7, Inc.*	3,776	70,460
RealNetworks, Inc.*	4,458	15,246
RealPage, Inc.*	10,732	475,428
RingCentral, Inc. “A”*	11,948	578,283
Rosetta Stone, Inc.*	3,065	38,221
Rubicon Project, Inc.*	8,717	16,301
SecureWorks Corp. “A”*	1,142	10,130
Silver Spring Networks, Inc.*	8,007	130,034

	Shares	Value ($)
Synchronoss Technologies, Inc.*	8,024	71,735
TeleNav, Inc.*	5,529	30,410
TiVo Corp.	22,251	347,116
Upland Software, Inc.*	1,418	30,714
Varonis Systems, Inc.*	3,662	177,790
VASCO Data Security International, Inc.*	5,717	79,466
Verint Systems, Inc.*	11,804	493,997
Virnetx Holding Corp.* (a)	9,773	36,160
Workiva, Inc.*	4,850	103,790
Zendesk, Inc.*	18,332	620,355
Zix Corp.*	10,252	44,904

		13,861,104

Technology Hardware, Storage & Peripherals 0.4%
3D Systems Corp.* (a)	20,095	173,621
Avid Technology, Inc.*	5,556	29,947
CPI Card Group, Inc. (a)	882	3,239
Cray, Inc.*	7,451	180,314
Diebold Nixdorf, Inc. (a)	13,829	226,104
Eastman Kodak Co.*	3,132	9,709
Electronics for Imaging, Inc.*	8,584	253,486
Immersion Corp.* (a)	4,852	34,255
Intevac, Inc.*	3,771	25,831
Pure Storage, Inc. “A”*	17,883	283,624
Quantum Corp.*	5,416	30,492
Stratasys Ltd.* (a)	9,261	184,850
Super Micro Computer, Inc.*	7,302	152,794
U.S.A. Technologies, Inc.*	8,904	86,814

		1,675,080

Materials 4.5%
Chemicals 2.2%
A. Schulman, Inc.	5,187	193,216
Advanced Emissions Solutions, Inc. (a)	3,328	32,148
AdvanSix, Inc.*	5,569	234,288
AgroFresh Solutions, Inc.*	4,179	30,925
American Vanguard Corp.	5,286	103,870
Balchem Corp.	5,806	467,964
Calgon Carbon Corp.	9,182	195,577
Chase Corp.	1,342	161,711
Codexis, Inc.*	7,830	65,381
Core Molding Technologies, Inc.	1,409	30,575
Ferro Corp.*	15,548	366,777
Flotek Industries, Inc.*	10,660	49,676
FutureFuel Corp.	4,616	65,039
GCP Applied Technologies, Inc.*	13,102	417,954
H.B. Fuller Co.	9,261	498,890
Hawkins, Inc.	1,722	60,614
Ingevity Corp.*	7,807	550,159
Innophos Holdings, Inc.	3,654	170,751
Innospec, Inc.	4,446	313,888
Intrepid Potash, Inc.* (a)	16,409	78,107
KMG Chemicals, Inc.	2,418	159,781
Koppers Holdings, Inc.*	3,827	194,794
Kraton Corp.*	5,578	268,692
Kronos Worldwide, Inc.	4,150	106,946
LSB Industries, Inc.*	3,974	34,812
Minerals Technologies, Inc.	6,434	442,981
Omnova Solutions, Inc.*	7,644	76,440
PolyOne Corp.	14,851	646,019
PQ Group Holdings, Inc.*	5,436	89,422
Quaker Chemical Corp.	2,400	361,896

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	21

	Shares	Value ($)
Rayonier Advanced Materials, Inc.	7,876	161,064
Sensient Technologies Corp.	8,159	596,831
Stepan Co.	3,698	292,031
Trecora Resources*	3,644	49,194
Tredegar Corp.	4,853	93,178
Trinseo SA	8,160	592,416
Tronox Ltd. “A”	16,546	339,358
Valhi, Inc.	4,843	29,881

		8,623,246

Construction Materials 0.3%
Forterra, Inc.* (a)	3,052	33,877
Summit Materials, Inc. “A”*	20,510	644,827
U.S. Concrete, Inc.*	2,932	245,262
United States Lime & Minerals, Inc.	377	29,067

		953,033

Containers & Packaging 0.1%
Greif, Inc. “A”	4,683	283,696
Greif, Inc. “B”	1,083	75,106
Myers Industries, Inc.	4,094	79,833
UFP Technologies, Inc.*	1,205	33,499

		472,134

Metals & Mining 1.3%
AK Steel Holding Corp.*	58,131	329,021
Allegheny Technologies, Inc.* (a)	23,034	556,041
Ampco-Pittsburgh Corp.	1,572	19,493
Carpenter Technology Corp.	8,507	433,772
Century Aluminum Co.*	9,120	179,117
Cleveland-Cliffs, Inc.*	55,335	398,965
Coeur Mining, Inc.*	34,435	258,262
Commercial Metals Co.	21,140	450,705
Compass Minerals International, Inc. (a)	6,297	454,958
Ferroglobe Representation & Warranty Insurance Trust (Beneficial Units) (e)	12,466	0
Gold Resource Corp.	9,413	41,417
Haynes International, Inc.	2,259	72,401
Hecla Mining Co.	73,105	290,227
Kaiser Aluminum Corp.	3,066	327,602
Klondex Mines Ltd.*	31,567	82,390
Materion Corp.	3,595	174,717
Olympic Steel, Inc.	1,750	37,607
Ramaco Resources, Inc.* (a)	1,195	8,222
Ryerson Holding Corp.*	2,757	28,673
Schnitzer Steel Industries, Inc. “A”	4,920	164,820
SunCoke Energy, Inc.*	11,589	138,952
TimkenSteel Corp.*	7,367	111,905
Warrior Met Coal, Inc. (a)	6,112	153,717
Worthington Industries, Inc.	8,236	362,878

		5,075,862

Paper & Forest Products 0.6%
Boise Cascade Co.	7,097	283,170
Clearwater Paper Corp.*	2,912	132,205
Deltic Timber Corp.	2,055	188,135
KapStone Paper & Packaging Corp.	15,826	359,092
Louisiana-Pacific Corp.*	26,790	703,506
Neenah Paper, Inc.	3,043	275,848
P.H. Glatfelter Co.	7,981	171,113
Schweitzer-Mauduit International, Inc.	5,675	257,418

	Shares	Value ($)
Verso Corp. “A”*	6,548	115,048

		2,485,535

Real Estate 6.6%
Equity Real Estate Investment Trusts (REITs) 6.2%
Acadia Realty Trust	15,177	415,243
Agree Realty Corp.	5,242	269,648
Alexander & Baldwin, Inc.	8,716	241,782
Alexander’s, Inc.	384	152,006
Altisource Residential Corp.	8,938	106,005
American Assets Trust, Inc.	7,355	281,255
Armada Hoffler Properties, Inc.	7,991	124,100
Ashford Hospitality Prime, Inc.	4,728	46,003
Ashford Hospitality Trust	14,326	96,414
Bluerock Residential Growth REIT, Inc.	4,369	44,171
CareTrust REIT, Inc.	13,866	232,394
CatchMark Timber Trust, Inc. “A”	8,043	105,605
CBL & Associates Properties, Inc. (a)	31,348	177,430
Cedar Realty Trust, Inc.	15,577	94,708
Chatham Lodging Trust	8,291	188,703
Chesapeake Lodging Trust	10,898	295,227
City Office REIT, Inc.	5,175	67,327
Clipper Realty, Inc. (a)	2,936	29,331
Community Healthcare Trust, Inc.	3,280	92,168
CorEnergy Infrastructure Trust, Inc.	2,113	80,717
Cousins Properties, Inc.	77,261	714,664
DiamondRock Hospitality Co.	37,172	419,672
Easterly Government Properties, Inc.	7,827	167,028
EastGroup Properties, Inc.	6,147	543,272
Education Realty Trust, Inc.	14,065	491,150
Farmland Partners, Inc. (a)	5,381	46,707
First Industrial Realty Trust, Inc.	21,951	690,798
Four Corners Property Trust, Inc.	11,455	294,393
Franklin Street Properties Corp.	19,526	209,709
Getty Realty Corp.	5,629	152,884
Gladstone Commercial Corp.	5,096	107,322
Global Medical REIT, Inc.	2,950	24,190
Global Net Lease, Inc.	12,453	256,283
Government Properties Income Trust	17,353	321,725
Gramercy Property Trust	29,585	788,736
Healthcare Realty Trust, Inc.	22,666	728,032
Hersha Hospitality Trust	7,201	125,297
Independence Realty Trust, Inc.	15,433	155,719
InfraREIT, Inc.*	7,702	143,103
Investors Real Estate Trust	22,298	126,653
iStar, Inc.*	12,236	138,267
Jernigan Capital, Inc.	2,515	47,810
Kite Realty Group Trust	15,400	301,840
LaSalle Hotel Properties	20,944	587,898
Lexington Realty Trust	40,106	387,023
LTC Properties, Inc.	7,298	317,828
Mack-Cali Realty Corp.	16,737	360,850
MedEquities Realty Trust, Inc.	5,591	62,731
Monmouth Real Estate Investment Corp.	13,169	234,408
National Health Investors, Inc.	7,447	561,355
National Storage Affiliates Trust	8,218	224,023
New Senior Investment Group, Inc.	15,071	113,937

The accompanying notes are an integral part of the financial statements.

22	|	Deutsche Small Cap Index VIP

	Shares	Value ($)
NexPoint Residential Trust, Inc.	3,147	87,927
NorthStar Realty Europe Corp.	9,800	131,614
One Liberty Properties, Inc.	2,582	66,925
Pebblebrook Hotel Trust	12,621	469,122
Pennsylvania Real Estate Investment Trust (a)	12,372	147,103
Physicians Realty Trust	33,250	598,167
Potlatch Corp.	7,511	374,799
Preferred Apartment Communities, Inc. “A”	6,699	135,655
PS Business Parks, Inc.	3,633	454,452
QTS Realty Trust, Inc. “A”	9,093	492,477
Quality Care Properties, Inc.*	17,242	238,112
RAIT Financial Trust	18,928	7,098
Ramco-Gershenson Properties Trust	14,309	210,771
Retail Opportunity Investments Corp.	19,960	398,202
Rexford Industrial Realty, Inc.	14,232	415,005
RLJ Lodging Trust	31,234	686,211
Ryman Hospitality Properties, Inc.	8,130	561,133
Sabra Health Care REIT, Inc.	32,588	611,677
Safety Income & Growth, Inc.	1,975	34,760
Saul Centers, Inc.	2,135	131,836
Select Income REIT	11,542	290,050
Seritage Growth Properties “A” (a)	4,671	188,989
STAG Industrial, Inc.	17,362	474,503
Summit Hotel Properties, Inc.	18,870	287,390
Sunstone Hotel Investors, Inc.	41,703	689,351
Terreno Realty Corp.	9,847	345,236
The Geo Group, Inc.	22,437	529,513
Tier REIT, Inc.	8,615	175,660
UMH Properties, Inc.	5,556	82,784
Universal Health Realty Income Trust	2,336	175,457
Urban Edge Properties	19,118	487,318
Urstadt Biddle Properties “A”	5,399	117,374
Washington Prime Group, Inc.	34,709	247,128
Washington Real Estate Investment Trust	14,409	448,408
Whitestone REIT (a)	6,660	95,971
Xenia Hotels & Resorts, Inc.	19,699	425,301

		24,299,023

Real Estate Management & Development 0.4%
Altisource Portfolio Solutions SA* (a)	1,870	52,360
Consolidated-Tomoka Land Co.	678	43,053
Forestar Group, Inc.*	1,953	42,966
FRP Holdings, Inc.*	1,245	55,091
Griffin Land & Nurseries, Inc.	211	7,744
HFF, Inc. “A”	6,771	329,341
Kennedy-Wilson Holdings, Inc.	22,503	390,427
Marcus & Millichap, Inc.*	2,875	93,754
Maui Land & Pineapple Co., Inc.*	1,307	22,611
RE/MAX Holdings, Inc. “A”	3,211	155,734
Redfin Corp.* (a)	2,045	64,049
Stratus Properties, Inc.	1,172	34,808
Tejon Ranch Co.*	3,231	67,076
The RMR Group, Inc. “A”	1,255	74,422
The St. Joe Co.*	8,219	148,353
Transcontinental Realty Investors, Inc.*	357	11,181
Trinity Place Holdings, Inc.*	3,657	25,416

		1,618,386

	Shares	Value ($)
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.6%
ATN International, Inc.	2,001	110,575
Cincinnati Bell, Inc.*	7,764	161,879
Cogent Communications Holdings, Inc.	7,635	345,866
Consolidated Communications Holdings, Inc.	12,107	147,584
Frontier Communications Corp. (a)	14,490	97,952
General Communication, Inc. “A”*	4,932	192,447
Globalstar, Inc.* (a)	104,550	136,961
Hawaiian Telcom Holdco, Inc.*	1,137	35,088
IDT Corp. “B”*	3,012	31,927
Intelsat SA*	7,092	24,042
Iridium Communications, Inc.* (a)	15,346	181,083
Ooma, Inc.*	3,293	39,351
Orbcomm, Inc.*	12,260	124,807
pdvWireless, Inc.* (a)	1,631	52,355
Straight Path Communications, Inc. “B”*	1,813	329,585
Vonage Holdings Corp.*	37,852	384,955
Windstream Holdings, Inc.	32,901	60,867

		2,457,324

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	7,069	159,052
Shenandoah Telecommunications Co.	8,625	291,525
Spok Holdings, Inc.	3,598	56,309

		506,886

Utilities 3.5%
Electric Utilities 1.0%
ALLETE, Inc.	9,429	701,140
El Paso Electric Co.	7,402	409,701
Genie Energy Ltd. “B”	2,225	9,701
IDACORP, Inc.	9,308	850,379
MGE Energy, Inc.	6,467	408,068
Otter Tail Corp.	7,213	320,618
PNM Resources, Inc.	14,698	594,534
Portland General Electric Co.	16,512	752,617
Spark Energy, Inc. “A” (a)	2,257	27,987

		4,074,745

Gas Utilities 1.2%
Chesapeake Utilities Corp.	2,908	228,423
New Jersey Resources Corp.	15,842	636,848
Northwest Natural Gas Co.	5,224	311,612
ONE Gas, Inc.	9,643	706,446
RGC Resources, Inc.	1,301	35,231
South Jersey Industries, Inc.	14,655	457,676
Southwest Gas Holdings, Inc.	8,762	705,166
Spire, Inc.	8,712	654,707
WGL Holdings, Inc.	9,450	811,188

		4,547,297

Independent Power & Renewable Electricity Producers 0.4%
Atlantic Power Corp.*	21,382	50,248
Dynegy, Inc.*	20,467	242,534
NRG Yield, Inc. “A”	6,241	117,643
NRG Yield, Inc. “C”	11,821	223,417
Ormat Technologies, Inc.	7,485	478,740
Pattern Energy Group, Inc.	14,484	311,261

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	23

	Shares	Value ($)
TerraForm Power, Inc. “A” (a)	8,446	101,014

		1,524,857

Multi-Utilities 0.5%
Avista Corp.	11,872	611,289
Black Hills Corp.	9,847	591,903
NorthWestern Corp.	8,990	536,703
Unitil Corp.	2,569	117,198

		1,857,093

Water Utilities 0.4%
American States Water Co.	6,616	383,133
AquaVenture Holdings Ltd.* (a)	2,261	35,091
Artesian Resources Corp. “A”	1,483	57,184
Cadiz, Inc.* (a)	4,049	57,698
California Water Service Group	8,835	400,667
Connecticut Water Service, Inc.	2,191	125,785
Consolidated Water Co., Ltd.	2,624	33,062
Evoqua Water Technologies Corp.*	5,930	140,600
Global Water Resources, Inc.	1,555	14,524
Middlesex Water Co.	2,911	116,178
Pure Cycle Corp.*	3,322	27,739
SJW Group	3,020	192,767
York Water Co.	2,352	79,733

		1,664,161
Total Common Stocks (Cost $274,248,104)		386,637,778

Rights 0.0%
Health Care 0.0%
Dyax Corp.* (e)	26,416	105,664
Omthera Pharmaceutical, Inc.* (e)	1,167	700
Tobira Therapeutics, Inc.* (e)	1,687	101

		106,465

	Shares	Value ($)
Industrials 0.0%
Gerber Scientific, Inc.* (e)	6,939	0
Total Rights (Cost $29,423)		106,465

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.07%**, 2/1/2018 (b) (Cost $1,518,599)	1,520,000	1,518,397

Securities Lending Collateral 5.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.21% (c) (d) (Cost $22,619,056)	22,619,056	22,619,056

Cash Equivalents 1.8%
Deutsche Central Cash Management Government Fund, 1.30% (c) (Cost $6,880,492)	6,880,492	6,880,492

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $305,295,674)	105.8	417,762,188
Other Assets and Liabilities, Net	(5.8)	(22,944,415)
Net Assets	100.0	394,817,773

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2017 amounted to $21,856,526, which is 5.5% of net assets.

(b)	At December 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Investment was valued using significant unobservable inputs.

At December 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Russell E Mini 2000 Index	USD	3/16/2018	118	9,076,222	9,065,350	(10,872)

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

24	|	Deutsche Small Cap Index VIP

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$386,637,778	$—	$0	$386,637,778
Rights	—	—	106,465	106,465
Government & Agency Obligation (f)	—	1,518,397	—	1,518,397
Short-Term Investments (f)	29,499,548	—	—	29,499,548
Total	$416,137,326	$1,518,397	$106,465	$417,762,188

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(10,872)	$—	$—	$(10,872)
Total	$(10,872)	$—	$—	$(10,872)

There have been no transfers between fair value measurement levels during the year ended December 31, 2017.

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	25

Statement of Assets and Liabilities

as of December 31, 2017

Assets
Investments in non-affiliated securities, at value (cost $275,796,126) — including $21,856,526 of securities loaned	$388,262,640
Investment in Deutsche Government & Agency Securities Portfolio (cost $22,619,056)*	22,619,056
Investment in Deutsche Central Cash Management Government Fund (cost $6,880,492)	6,880,492
Cash	12,030
Receivable for investments sold	243,390
Receivable for Fund shares sold	46,866
Dividends receivable	551,231
Interest receivable	68,366
Other assets	7,222
Total assets	418,691,293

Liabilities
Payable upon return of securities loaned	22,619,056
Payable for Fund shares redeemed	899,663
Payable for variation margin on futures contracts	73,996
Accrued management fee	107,489
Accrued Trustees’ fees	5,091
Other accrued expenses and payables	168,225
Total liabilities	23,873,520
Net assets, at value	$394,817,773

Net Assets Consist of
Undistributed net investment income	3,839,482
Net unrealized appreciation (depreciation) on:
Investments	112,466,514
Futures	(10,872)
Accumulated net realized gain (loss)	24,056,907
Paid-in capital	254,465,742
Net assets, at value	$394,817,773

Net Asset Value
Class A
Net Asset Value and redemption price per share ($360,131,295 ÷ 19,690,579 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$18.29
Class B
Net Asset Value and redemption price per share ($34,686,478 ÷ 1,897,242 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$18.28

*	Represents collateral on securities loaned

Statement of Operations

for the year ended December 31, 2017

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,447)	$4,741,718
Interest	11,666
Income distributions — Deutsche Central Cash Management Government Fund	46,052
Securities lending income, net of borrower rebates	662,833
Other income	35,831
Total income	5,498,100
Expenses:
Management fee	1,332,191
Administration fee	380,626
Services to Shareholders	3,863
Record keeping fee (Class B)	4,713
Distribution service fee (Class B)	79,225
Custodian fee	18,837
Professional fees	76,998
Reports to shareholders	46,334
Trustees’ fees and expenses	21,665
Other	69,320
Total expenses before expense reductions	2,033,772
Expense reductions	(262,195)
Total expenses after expense reductions	1,771,577
Net investment income	3,726,523

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	26,706,380
Futures	452,764
Foreign currency	331
27,159,475
Change in net unrealized appreciation (depreciation) on:
Investments	20,480,040
Futures	113,222
20,593,262
Net gain (loss)	47,752,737
Net increase (decrease) in net assets resulting from operations	$51,479,260

The accompanying notes are an integral part of the financial statements.

26	|	Deutsche Small Cap Index VIP

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
Operations:
Net investment income (loss)	$3,726,523	$3,921,951
Net realized gain (loss)	27,159,475	14,594,947
Change in net unrealized appreciation (depreciation)	20,593,262	46,268,492
Net increase (decrease) in net assets resulting from operations	51,479,260	64,785,390
Distributions to shareholders from:
Net investment income:
Class A	(3,372,021)	(3,184,888)
Class B	(217,424)	(208,194)
Net realized gains:
Class A	(13,057,012)	(22,112,655)
Class B	(1,154,253)	(1,895,800)
Total distributions	(17,800,710)	(27,401,537)
Fund share transactions:
Class A
Proceeds from shares sold	47,080,221	47,794,033
Reinvestment of distributions	16,429,033	25,297,543
Cost of shares redeemed	(76,730,004)	(49,254,329)
Net increase (decrease) in net assets from Class A share transactions	(13,220,750)	23,837,247
Class B
Proceeds from shares sold	6,631,775	3,224,964
Reinvestment of distributions	1,371,677	2,103,994
Cost of shares redeemed	(6,094,920)	(2,951,322)
Net increase (decrease) in net assets from Class B share transactions	1,908,532	2,377,636
Increase (decrease) in net assets	22,366,332	63,598,736
Net assets at beginning of year	372,451,441	308,852,705
Net assets at end of year (including undistributed net investment income of $3,839,482 and $3,846,198, respectively)	$394,817,773	$372,451,441

Other Information
Class A
Shares outstanding at beginning of period	20,420,238	18,731,185
Shares sold	2,735,613	3,193,947
Shares issued to shareholders in reinvestment of distributions	984,954	1,794,152
Shares redeemed	(4,450,226)	(3,299,046)
Net increase (decrease) in Class A shares	(729,659)	1,689,053
Shares outstanding at end of period	19,690,579	20,420,238
Class B
Shares outstanding at beginning of period	1,782,927	1,622,428
Shares sold	388,266	208,959
Shares issued to shareholders in reinvestment of distributions	82,136	149,008
Shares redeemed	(356,087)	(197,468)
Net increase (decrease) in Class B shares	114,315	160,499
Shares outstanding at end of period	1,897,242	1,782,927

The accompanying notes are an integral part of the financial statements.

Deutsche Small Cap Index VIP	|	27

Financial Highlights

	Years Ended December 31,
Class A	2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$16.78	$15.18	$17.33	$17.69	$13.56
Income (loss) from investment operations:
Net investment income (loss)[a]	.17	.18	.19	.17	.18
Net realized and unrealized gain (loss)	2.16	2.76	(.87)	.59	4.84
Total from investment operations	2.33	2.94	(.68)	.76	5.02
Less distributions from:
Net investment income	(.17)	(.17)	(.18)	(.17)	(.26)
Net realized gains	(.65)	(1.17)	(1.29)	(.95)	(.63)
Total distributions	(.82)	(1.34)	(1.47)	(1.12)	(.89)
Net asset value, end of period	$18.29	$16.78	$15.18	$17.33	$17.69
Total Return (%)[b]	14.33	21.03	(4.60)	4.74	38.64

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	360	343	284	313	310
Ratio of expenses before expense reductions (%)[d]	.51	.53	.54	.53	.54
Ratio of expenses after expense reductions (%)[d]	.44	.45	.45	.47	.46
Ratio of net investment income (loss) (%)	1.00	1.25	1.14	1.04	1.14
Portfolio turnover rate (%)	15	18	21	21	13 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

	Years Ended December 31,
Class B	2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$16.77	$15.17	$17.31	$17.68	$13.55
Income (loss) from investment operations:
Net investment income (loss)[a]	.13	.15	.14	.13	.12
Net realized and unrealized gain (loss)	2.15	2.75	(.86)	.57	4.86
Total from investment operations	2.28	2.90	(.72)	.70	4.98
Less distributions from:
Net investment income	(.12)	(.13)	(.13)	(.12)	(.22)
Net realized gains	(.65)	(1.17)	(1.29)	(.95)	(.63)
Total distributions	(.77)	(1.30)	(1.42)	(1.07)	(.85)
Net asset value, end of period	$18.28	$16.77	$15.17	$17.31	$17.68
Total Return (%)[b]	14.03	20.71	(4.85)	4.47	38.31

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35	30	25	27	26
Ratio of expenses before expense reductions (%)[d]	.78	.78	.79	.79	.79
Ratio of expenses after expense reductions (%)[d]	.70	.71	.71	.72	.70
Ratio of net investment income (loss) (%)	.76	.99	.88	.80	.82
Portfolio turnover rate (%)	15	18	21	21	13 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

28	|	Deutsche Small Cap Index VIP

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Deutsche Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts,

Deutsche Small Cap Index VIP	|	29

and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co. serves as securities lending agent for the Fund, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. For the year ended December 31, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of December 31, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of December 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2017, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

30	|	Deutsche Small Cap Index VIP

At December 31, 2017, the Fund’s components of distributable earnings (accumulated gains) on a tax basis were as follows:

Undistributed ordinary income*	$6,488,846
Undistributed long-term capital gains	$24,341,656
Unrealized appreciation (depreciation) on investments	$109,446,781

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $308,315,407. The net unrealized appreciation for all investments based on tax cost was $109,446,781. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $139,700,229 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $30,253,448.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2017	2016
Distributions from ordinary income*	$3,591,637	$4,549,151
Distributions from long-term capital gains	$14,209,073	$22,852,386

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2017, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

Deutsche Small Cap Index VIP	|	31

A summary of the open futures contracts as of December 31, 2017 is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,434,000 to $9,566,000.

The following tables summarize the value of the Fund’s derivative instruments held as of December 31, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$(10,872)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$452,764

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$113,222

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $57,357,074 and $79,493,645, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.35%.

For the period from January 1, 2017 through September 30, 2017 (through April 30, 2017 for Class A shares) the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.45%
Class B	.71%

Effective May 1, 2017 through September 30, 2017, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Class A for .46%.

32	|	Deutsche Small Cap Index VIP

Effective October 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.41%
Class B	.67%

For the year ended December 31, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$237,475
Class B	24,720
$262,195

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2017, the Administration Fee was $380,626, of which $33,516 is unpaid.

Distribution Service Agreement. Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2017, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2017
Class B	$79,225	$7,303

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2017
Class A	$1,040	$263
Class B	323	81
	$1,363	$344

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $19,500, of which $5,795 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Deutsche Small Cap Index VIP	|	33

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2017.

F. Ownership of the Fund

At December 31, 2017, three participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 39%, 17% and 13%, respectively. At December 31, 2017, four participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 43%, 20%, 13% and 11%, respectively.

34	|	Deutsche Small Cap Index VIP

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche Investments VIT Funds and Shareholders of Deutsche Small Cap Index VIP

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Deutsche Small Cap Index VIP (one of the funds constituting Deutsche Investments VIT Funds, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2018

We have served as the auditor of one or more investment companies in the Deutsche family of funds since 1930.

Deutsche Small Cap Index VIP	|	35

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2017 to December 31, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2017

Actual Fund Return	Class A	Class B
Beginning Account Value 7/1/17	$1,000.00	$1,000.00
Ending Account Value 12/31/17	$1,090.60	$1,089.40
Expenses Paid per $1,000*	$2.32	$3.63

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 7/1/17	$1,000.00	$1,000.00
Ending Account Value 12/31/17	$1,022.99	$1,021.73
Expenses Paid per $1,000*	$2.24	$3.52

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche Small Cap Index VIP	.44%	.69%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

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Tax Information	(Unaudited)

The Fund paid distributions of $0.65 per share from net long-term capital gains during its year ended December 31, 2017.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $26,868,000 as capital gain dividends for its year ended December 31, 2017.

For corporate shareholders, 88% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2017 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Deutsche Small Cap Index VIP	|	37

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Small Cap Index VIP’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by

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Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by

Deutsche Small Cap Index VIP	|	39

DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

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Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	89	—
Kenneth C. Froewiss (1945) Vice Chairperson since 2017, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	92	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	89	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	89	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	89	—

Deutsche Small Cap Index VIP	|	41

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive and nominating committees); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International	89	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	89	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	89	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	89	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	89	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	89	—

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Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management; formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM Distributors, Inc. (since 2016); Director, Deutsche AM Service Company (since 2017); Director and President, DB Investment Managers, Inc. (since 2017); formerly: Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; formerly: Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] Deutsche Asset Management
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, since July 12, 2017	Director,[3] Deutsche Asset Management
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

[1]	The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Deutsche Small Cap Index VIP	|	43

vit-scif-2 (R-025818-7 2/18)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

deutsche Small Cap index VIP
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2017	$53,663	$0	$0	$0
2016	$52,226	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2017	$0	$0	$0
2016	$0	$52,339	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2017	$0	$0	$0	$0
2016	$0	$52,339	$0	$52,339

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2016 and 2017 financial statements, the Fund entered into an engagement letter with PwC. The terms of the engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

***

1.)       In a letter provided to the Audit Committee pursuant to PCAOB Rule 3526 and dated July 19, 2016, PwC informed the Audit Committee that PwC had identified circumstances where PwC maintains lending relationships with owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X. PwC informed the Audit Committee that these lending relationships are inconsistent with the SEC Staff’s interpretation of Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). PwC’s lending relationships affect PwC’s independence under the SEC Staff’s interpretation of the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

In its July 19, 2016 letter, PwC affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In its letter, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Fund’s independent registered public accounting firm. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, PwC’s belief that the lenders are not able to impact the impartiality of PwC or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lenders own or the applicable investment company’s investment adviser; and the lenders receive no direct benefit from their ownership of the investment companies in the Deutsche Funds Complex in separate accounts maintained on behalf of their insurance contract holders. In addition, the individuals at PwC who arranged PwC’s lending relationships have no oversight of, or ability to influence, the individuals at PwC who conducted the audits of the Fund’s financial statements.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that affected PwC’s independence under the Loan Rule with respect to the Fund. PwC confirmed to the Audit Committee that it meets the conditions of the no-action letter.

2.)       In a letter provided to the Audit Committee pursuant to PCAOB Rule 3526 and dated January 12, 2018, PwC informed the Audit Committee that PwC had identified circumstances where (1) a covered person within PwC that provided non-audit services to an entity within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X maintained a financial relationship with an investment company within the investment company complex in contradiction of Rule 2-01(c)(1)(i)(A) of Regulation S-X and (2) PwC maintains lending relationships with owners of greater than 10% of the shares of certain investment companies within the investment company complex that are inconsistent with the SEC Staff’s interpretation of Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

Covered Person Matter: In its January 12, 2018 letter, PwC advised the Audit Committee that after consideration of the facts and circumstances and the applicable independence rules, PwC concluded that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that PwC is capable of exercising objective and impartial judgment on all issues encompassed within its audit of the financial statements of the Fund. In the letter, PwC also affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In assessing this matter, PwC indicated that, upon detection of the breach, the PwC covered person was removed from the non-audit engagement and that, among other things, the breach (i) did not relate to financial relationships directly in the Fund, (ii) did not involve a professional who was part of the audit engagement team for the Fund or in a position to influence the audit engagement team, (iii) involved a professional whose non-audit services were not and will not be utilized or relied upon by the audit engagement team in the audit of the financial statements of the Fund and (iv) involved a professional that did not provide any consultation to the audit engagement team of the Fund.

Loan Rule Matter: The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). PwC’s lending relationships affect PwC’s independence under the SEC Staff’s interpretation of the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

In its January 12, 2018 letter, PwC affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In its letter, PwC also informed the Audit Committee that PwC has concluded that with regard to its compliance with the independence criteria set out in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria, and therefore it can continue to serve as the Fund’s independent registered public accounting firm. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, (i) PwC’s belief that it is unlikely the lenders would have any interest in the outcome of the audit of the Fund and therefore would not seek to influence the outcome of the audit, (ii) no third party made an attempt to influence the outcome of the audit of the Fund and even if an attempt was made, PwC professionals are required to disclose any relationships that may raise issues about objectivity, confidentiality, independence, conflicts of interest or favoritism, and (iii) the lenders typically lack influence over the investment adviser, who controls the management of the Fund.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that affected PwC’s independence under the Loan Rule with respect to the Fund. PwC represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Fund relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	2/15/2018